UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Annual Report	August 31, 2009

Institutional Liquid Assets Portfolios
Federal
Money Market
Prime Obligations
Tax-Exempt California
Tax-Exempt Diversified
Tax-Exempt New York
Treasury Instruments
Treasury Obligations

Goldman Sachs Funds—Institutional Liquid Assets Portfolios

■	FEDERAL PORTFOLIO

■	MONEY MARKET PORTFOLIO

■	PRIME OBLIGATIONS PORTFOLIO

■	TAX-EXEMPT CALIFORNIA PORTFOLIO

■	TAX-EXEMPT DIVERSIFIED PORTFOLIO

■	TAX-EXEMPT NEW YORK PORTFOLIO

■	TREASURY INSTRUMENTS PORTFOLIO

■	TREASURY OBLIGATIONS PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies	1
Market Review	2
Portfolio Management Discussions	4
Yield Summary	5
Sector Allocations	6
Schedules of Investments	8
Financial Statements	38
Notes to Financial Statements	50
Financial Highlights	72
Report of Independent Registered Public Accounting Firm	88
Other Information	89

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Principal Investment Strategies

Taxable Portfolios—The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments and Federal Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The Prime Obligations and Money Market Portfolios pursue their investment objectives by investing in U.S. Government Securities, (as defined in the Portfolios’ prospectus) obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Portfolio may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Portfolio pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Treasury Instruments and Federal Portfolios pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state.

In order to obtain a rating from a rating organization, the Treasury Instruments, Treasury Obligations and Federal Portfolios will be subject to additional investment restrictions.

Tax-Exempt Portfolios—The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations.

In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in obligations the interest on which is exempt from these taxes. The Tax-Exempt Funds pursue their investment objectives by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”).

An investment in any of the Institutional Liquid Assets (“ILA”) Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios.

MARKET REVIEW

Goldman Sachs Funds—Institutional Liquid Assets Portfolios

The Portfolios’ fiscal year end changed from December 31 to August 31 effective January 1, 2009 and so the following commentary covers the eight-month period ended August 31, 2009 (the “reporting period”).

Economic and Market Review

The reporting period ended August 31, 2009 was one wherein dramatic action by the Federal Reserve Board (the Fed), increasing weakness and subsequent “green shoots” in economic growth, the global financial crisis and the resulting liquidity freeze had great effect on the money markets.

Just weeks before the reporting period began, the Fed lowered the targeted federal funds rate to a target range of 0% to 0.25% for the first time in the modern era of the Fed. Then, the end of January 2009 saw the first significant maturity from the Commercial Paper Fund Facility (CPFF) that the Fed had announced in early October as just one initiative it took to help alleviate stress on the financial markets broadly and on the money markets in particular. The CPFF was established to provide liquidity to U.S. issuers of both unsecured commercial paper and asset-backed commercial paper through what is known as a special purpose vehicle. Over $240 billion matured out of the CPFF and net commercial paper held in the CPFF fell by $102.7 billion to $247.6 billion. This coincided with a $98.8 billion decline in total commercial paper outstanding as of the end of January. Total commercial paper outstanding continued to decline through the end of the reporting period.

While conditions in some financial markets began to improve in the beginning of 2009, in part reflecting government efforts to provide liquidity and strengthen financial institutions, credit conditions for households and firms remained extremely tight. Consumer confidence declined as falling equity and home prices and rising unemployment took their toll. In March, the Fed unexpectedly announced it would purchase up to $300 billion in Treasury debt over the following six months and the news ignited a rally in Treasury yields. Days later, investors reacted favorably to the details of the Obama administration’s plan to cleanse banks’ balance sheets of hundreds of billions of dollars of legacy troubled assets.

Although economic growth continued to decline in the second quarter of 2009, the data further suggested that the worst of the recession may be over. The annualized decline of −1.0% in U.S. Gross Domestic Product during the second quarter of 2009 was a dramatic improvement over the previous two quarters when the economy had contracted at annualized rates of −5.4% and −6.4%, respectively. In August, for the first time in 18 months, the U.S. manufacturing sector grew. However, despite a boost from the government’s “cash for clunkers” program, seasonally adjusted retail sales fell 0.1% in July. Consumers appeared to be building savings and paying down debt, which was not surprising given the poor labor market. The unemployment rate finished the reporting period at 9.7%, the highest level in 26 years.

Taxable Money Markets

Overall, money market yields moved lower during the reporting period as investors sought safe haven from the market turmoil. The yield on the 90-day Treasury bill dropped sharply during the period. London interbank offered rates (“LIBOR”) compressed and set lower in

MARKET REVIEW

early April, a trend that continued through the end of the period. LIBOR are floating interest rates that are widely used as reference rates in bank, corporate and government lending agreements. Interestingly, the move toward lower LIBOR settings was driven by the Fed which expanded its program of purchasing U.S. Treasuries to include agency securities and select asset-backed debt. Many of the securities the Fed would be removing from the market are often used as collateral for repurchase agreements, also known as repos. A repurchase agreement is an agreement between a seller and a buyer, usually of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed price and, usually, at a stated time. This buyback program of the Fed affects money market funds because many money market funds use repo collateral, especially over quarter-ends. Against this backdrop, money market funds began extending duration and buying term, or fixed rate, securities during the second quarter. Improved liquidity in the term market helped to fuel lower LIBOR. Three-month LIBOR reached a low of 0.656% on May 29, 2009.

The combination of all of these factors led the taxable money market yield curve, or spectrum of maturities, to flatten over the reporting period as a whole, meaning the difference between yields at the short-term end of the money market yield curve and the longer-term end narrowed.

Tax-Exempt Money Markets

As in the taxable money markets, the tax-exempt yield curve flattened in early 2009 as investors looked for greater liquidity in instruments such as agency discount notes and Treasury bills.

California entered a recession before the rest of the country. Its economic conditions have deteriorated substantially since the 2008-2009 budget was adopted, reflecting the severity of the state’s housing downturn, rising unemployment and weak consumer spending. These factors, among others, could potentially affect the credit ratings of California municipal obligations.

Looking Ahead

We believe the Fed will maintain its near-zero target for the federal funds rate for the remainder of 2009 and most of 2010 as well. At the same time, through the numerous credit and liquidity facilities it has created over the last year or so, we expect the Fed to continue its policy of quantitative easing. Quantitative easing is essentially when the Fed actively purchases bonds in the open market.

We expect recessionary conditions to continue throughout the rest of the year, with domestic economic growth hampered by the worldwide slowdown. Credit shock and ongoing deleveraging continue to tighten lending conditions. The unemployment rate appears to be heading close to 10%. To help jumpstart economic growth, tremendous fiscal expenditure and mortgage assistance programs have been put in place, and banking and shadow-banking sectors are under reconstruction. The long-term inflation outlook may be influenced, among other factors, by the current massive government credit creation and the U.S. Treasury Department’s borrowing needs.

PORTFOLIO MANAGEMENT DISCUSSIONS

Goldman Sachs Funds—Institutional Liquid Assets Portfolios

Portfolio Management Discussion and Analysis
The Portfolios’ fiscal year end changed from December 31 to August 31 effective January 1, 2009. Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Portfolios’ performance and positioning for the eight months ended August 31, 2009.

Q	How did you manage the Portfolios during the reporting period?

A	Given the market volatility experienced during the reporting period and the months immediately preceding it, we focused on maintaining significant liquidity in all the Funds. As investors sought the safe haven of U.S. government-backed securities, the short-term end of the Treasury market rallied dramatically and yields on Treasury bills fell to zero. As a result, the Portfolios’ yields moved lower during the reporting period. We also sacrificed some yield by emphasizing overnight liquidity and steering away from higher-yielding asset-backed commercial paper in favor of conservative investments, such as U.S. Treasury and agency securities.

Q	How were the taxable portfolios invested?

A	Certain of the taxable Portfolios had investments in commercial paper, asset-backed commercial paper, Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposit during the reporting period. Our focus was on securities with one- to three-month maturities, although we did make purchases with longer maturities when we saw backups, or falling prices, as we sought to lock in the higher yields then available.

Q	How were the tax-exempt portfolios invested?

A	The tax-exempt Portfolios had investments mostly in variable rate demand notes (VRDNs) with allocations to tax-exempt commercial paper, tax anticipation notes, revenue bonds and municipal put bonds. We purchased one-year tax-exempt commercial paper to capture higher yields.

Q	Did you make any changes to the Portfolios during the reporting period?

A	In addition to making adjustments in the Portfolios’ weighted average maturity as market conditions shifted, we increased the Portfolios’ concentrations in overnight securities.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	We will continue to carefully watch market conditions and how they affect the performance of asset-backed commercial paper assets, especially the performance of underlying collateral, credit enhancement and liquidity agreements, and program ratings. We also intend to maintain a healthy liquidity position in the Portfolios for the near term and to seek opportunities to lengthen the Portfolios’ weighted average maturity when we see yields improve. Of course, we will continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to navigate the interest rate environment strategically.

YIELD SUMMARY

SUMMARY OF THE PORTFOLIOS’ ILA UNITS* AS OF AUGUST 31, 2009

	7-Day	SEC 7-Day	SEC 7-Day	SEC 30-Day	Weighted Avg.
	Dist.	Current	Effective	Average	Maturity
ILA Portfolios	Yield	Yield	Yield	Yield	(days)

Federal	0.01%	-0.04%	-0.04%	0.01%	49
Money Market	0.01	0.00	0.00	0.02	49
Prime Obligation	0.01	0.00	0.00	0.01	49
Tax-Exempt California	0.01	0.01	0.01	0.01	28
Tax-Exempt Diversified	0.01	0.01	0.01	0.01	35
Tax-Exempt New York	0.01	0.01	0.01	0.01	29
Treasury Instruments	0.01	-0.06	-0.06	0.01	49
Treasury Obligations	0.01	-0.07	-0.07	0.01	50

*	Each ILA Portfolio offers three separate classes of units (Institutional, Administration, and Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Institutional Shares do not have a service fee. The Administration Units pay 0.15% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50% and a distribution (12b-1) fee of up to 0.50% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations Portfolio offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time Goldman, Sachs & Co. may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios.

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a fund are calculated in accordance with securities industry regulations and do not include capital gains. Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

SECTOR ALLOCATIONS

Goldman Sachs Funds—Institutional Liquid Assets Portfolios

TAXABLE PORTFOLIOS†

As of August 31, 2009		Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations

Certificates of Deposit — Eurodollar	—	4.1%	—	—	—
Certificates of Deposit — Yankeedollar	—	6.8	—	—	—
Commercial Paper & Corporate Obligations	—	27.4	31.4%	—	—
Government Guarantee Commercial Paper	—	1.1	—	—	—
Government Guarantee Variable Rate Obligations	—	2.4	0.6	—	—
Master Demand Notes	—	2.4	1.6	—	—
Repurchase Agreements	—	23.6	32.6	—	47.5%
U.S. Government Agency Obligations	61.5%	23.4	28.4	—	—
U.S. Treasury Obligations	41.3	1.0	1.4	102.0%	54.9
Variable Rate Obligations	—	7.8	4	—	—

As of December 31, 2008		Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	1.6%	—	—
Certificates of Deposit	—	—	0.7	—	—
Certificates of Deposit — Yankeedollar	—	5.0%	—	—	—
Commercial Paper & Corporate Obligations	—	62.4	63.3	—	—
Master Demand Notes	—	2.1	—	—	—
Repurchase Agreements	—	16.1	12.9	—	43.2%
U.S. Government Agency Obligations	92.0%	8.6	14.7	—	—
U.S. Treasury Obligations	11.8	—	—	100.0%	56.8
Variable Rate Obligations	—	5.7	6.7	—	—

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATIONS

TAX-EXEMPT PORTFOLIOS†

As of August 31, 2009	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type (Percentage of Net Assets)	California	Diversified	New York

Bond Anticipation Notes	—	0.3%	—
Commercial Paper	12.1%	6.0	2.7%
General Obligation Bond	0.7	1.9	2.1
Put Bonds	—	3.3	—
Revenue Anticipation Notes	1.5	4.2	1.7
Revenue Bonds	—	1.1	7.5
PreRefunded Bond	—	0.3	1.1
Tax and Revenue Anticipation Notes	7.1	4.9	—
Tax Anticipation Notes	—	3.3	—
Variable Rate Obligations	79.7	76.8	84.8

As of December 31, 2008	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type (Percentage of Net Assets)	California	Diversified	New York

Commercial Paper	15.2%	11.8%	7.2%
General Obligation Bond	0.5	4.3	1.6
Put Bonds	3.1	3.6	1.1
Revenue Anticipation Notes	0.7	1.0	3.0
Revenue Bonds	0.6	2.5	7.1
Bond Anticipation Notes	—	0.1	—
Tax and Revenue Anticipation Notes	10.2	2.8	—
Tax Anticipation Notes	—	3.2	4.1
Variable Rate Obligations	69.3	70.0	77.6

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

ILA FEDERAL PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 61.5%

Federal Farm Credit Bank
$25,000,000	0.310	%(a)	09/01/09	$25,000,000
5,000,000	0.320	(a)	09/01/09	4,999,688
15,000,000	0.480	(a)	09/01/09	15,000,000
18,000,000	0.595	(a)	09/01/09	18,000,000
17,000,000	0.671	(a)	09/01/09	17,063,452
15,000,000	0.381	(a)	09/03/09	15,000,000
3,000,000	1.683	(a)	09/03/09	3,000,000
30,000,000	0.465	(a)	09/12/09	30,000,000
12,000,000	0.459	(a)	09/15/09	12,000,000
50,000,000	0.463	(a)	09/15/09	50,000,000
12,000,000	0.263	(a)	09/16/09	12,000,000
24,000,000	0.472	(a)	09/18/09	24,000,000
5,000,000	0.354	(a)	09/26/09	5,000,000
15,000,000	0.353	(a)	10/23/09	15,000,000
10,000,000	0.710		11/17/09	9,984,814
7,000,000	0.790		12/15/09	6,983,871
10,000,000	0.650		01/05/10	9,977,250
9,000,000	0.780		01/07/10	8,975,040
10,000,000	0.450		02/12/10	9,979,500
27,000,000	0.920		02/22/10	26,879,940
Federal Home Loan Bank
42,000,000	0.180		09/01/09	42,000,000
12,000,000	0.200		09/01/09	12,000,000
85,000,000	0.390	(a)	09/01/09	85,000,000
36,000,000	0.740	(a)	09/01/09	36,000,000
6,000,000	0.860	(a)	09/01/09	6,000,000
18,000,000	0.211	(a)	09/02/09	17,996,759
85,000,000	0.449	(a)	09/08/09	84,992,636
8,800,000	0.140		09/11/09	8,799,658
9,000,000	5.250		09/11/09	9,011,206
40,000,000	0.449	(a)	09/15/09	39,995,113
5,000,000	0.404	(a)	09/17/09	5,000,541
14,000,000	0.135		09/23/09	13,998,845
21,000,000	0.120		10/01/09	20,997,900
71,000,000	0.130		10/01/09	70,992,308
15,000,000	0.600		10/01/09	14,992,500
39,000,000	0.120		10/02/09	38,995,970
15,000,000	0.130		10/02/09	14,998,321
60,000,000	0.130		10/05/09	59,992,633
15,000,000	0.130		10/06/09	14,998,104
15,000,000	0.130		10/07/09	14,998,050
24,660,000	0.130		10/08/09	24,656,705
48,950,000	0.230		10/09/09	48,938,116
65,000,000	0.230	(a)	10/13/09	64,997,560
37,000,000	0.410	(a)	10/13/09	37,000,000
4,000,000	0.470		10/13/09	3,997,807
7,000,000	0.150		10/21/09	6,998,542
28,000,000	0.150		10/23/09	27,993,933
36,000,000	0.302	(a)	10/26/09	35,972,848
5,000,000	0.311	(a)	11/01/09	4,997,577
27,000,000	0.150		11/02/09	26,993,025
32,000,000	0.150		11/03/09	31,991,600
20,000,000	0.750		11/09/09	19,971,250
50,000,000	0.394	(a)	11/10/09	49,962,260
5,100,000	0.396	(a)	11/19/09	5,103,430
27,000,000	3.750		01/08/10	27,321,013

27,000,000	1.030		01/15/10	27,000,000
18,000,000	3.875		01/15/10	18,233,791
17,750,000	0.310		01/22/10	17,728,143
40,000,000	0.310		02/05/10	39,993,480
16,000,000	0.900		04/07/10	15,994,219
30,575,000	0.650		06/15/10	30,561,056
8,700,000	0.600		06/21/10	8,693,376

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,505,703,830

U.S. Treasury Obligations – 41.3%

United States Treasury Bills
$212,000,000	0.125%		09/17/09	$211,988,222
2,000,000	0.160		10/01/09	1,999,733
65,000,000	0.165		10/01/09	64,991,062
35,000,000	0.170		10/01/09	34,995,042
14,000,000	0.175		10/01/09	13,997,958
27,000,000	0.180		10/01/09	26,995,950
6,000,000	0.180		10/08/09	5,998,890
120,000,000	0.185		10/08/09	119,977,183
6,680,000	0.190		10/08/09	6,678,696
65,000,000	0.150		10/15/09	64,988,083
132,500,000	0.180		10/15/09	132,470,850
2,000,000	0.185		10/15/09	1,999,548
1,000,000	0.185		10/22/09	999,738
136,000,000	0.145		10/29/09	135,968,229
45,000,000	0.155		10/29/09	44,988,763
20,000,000	0.170		10/29/09	19,994,522
15,000,000	0.295		11/19/09	14,990,290
1,000,000	0.245		12/17/09	999,272
70,000,000	0.240	(b)	03/04/10	69,915,067
5,200,000	0.400		06/17/10	5,183,302
15,000,000	0.410		06/17/10	14,950,629
4,000,000	0.415		06/17/10	3,986,674
12,800,000	0.430		06/17/10	12,755,815

TOTAL U.S. TREASURY OBLIGATIONS				$1,011,813,518

TOTAL INVESTMENTS – 102.8%				$2,517,517,348

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%				(69,537,062)

NET ASSETS – 100.0%				$2,447,980,286

The accompanying notes are an integral part of these financial statements.

ILA FEDERAL PORTFOLIO

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – 27.4%

Aspen Funding Corp.
$10,000,000	0.400%		10/01/09	$9,996,667
Atlantis One Funding Corp.
10,000,000	0.400		09/18/09	9,998,111
Cafco LLC
4,000,000	0.400		09/02/09	3,999,956
7,000,000	0.350		11/13/09	6,995,032
Charta LLC
10,000,000	0.350		11/16/09	9,992,611
Ciesco LLC
4,000,000	0.400		09/02/09	3,999,956
CRC Funding LLC
5,000,000	0.400		09/02/09	4,999,944
4,000,000	0.400		09/03/09	3,999,911
General Electric Capital Corp.
5,000,000	0.250		09/02/09	4,999,965
Govco LLC
5,000,000	0.400		09/03/09	4,999,889
7,000,000	0.350		11/09/09	6,995,304
Societe Generale
5,000,000	0.340		10/05/09	4,998,394
2,000,000	0.350		10/05/09	1,999,339
Standard Chartered PLC
7,000,000	0.300		09/14/09	6,999,242
Straight-A Funding LLC
5,000,000	0.370		09/01/09	5,000,000
13,000,000	0.360		10/06/09	12,995,450
Variable Funding Capital Corp.
10,000,000	1.000		10/13/09	9,988,333

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$112,958,104

Certificates of Deposit-Yankeedollar – 6.8%

Deutsche Bank AG
$10,000,000	0.300%		11/12/09	$10,000,000
Lloyds TSB Group PLC
11,000,000	0.470		10/09/09	11,000,000
Rabobank Nederland
4,000,000	1.000		09/04/09	4,000,000
Royal Bank of Scotland Group PLC
3,000,000	0.380		11/24/09	3,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$28,000,000

Certificates of Deposit-Eurodollar – 4.1%

BNP Paribas SA
$5,000,000	0.360%		10/13/09	$5,000,058
HSBC Bank PLC
10,000,000	1.505		09/10/09	10,000,013
National Australia Bank Ltd.
2,000,000	1.210		09/23/09	2,000,012

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$17,000,083

U.S. Government Guarantee Commercial Paper* – 1.1%

Swedbank AB
$1,500,000	0.700%		11/10/09	$1,497,958
1,500,000	0.700		11/12/09	1,497,900
1,500,000	0.700		11/13/09	1,497,871

TOTAL U.S. GOVERNMENT GUARANTEE COMMERCIAL PAPER				$4,493,729

U.S. Government Guarantee Variable Rate Obligations*(a) – 2.4%

Bank of America N.A.
$3,000,000	0.546%		10/29/09	$3,000,000
Royal Bank of Scotland Group PLC
7,000,000	0.564		11/09/09	7,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$10,000,000

Master Demand Note – 2.4%

Bank of America Securities LLC
$10,000,000	0.450%		09/08/09	$10,000,000

U.S. Government Agency Obligations – 23.4%

Federal Home Loan Bank
$5,000,000	0.528	%(a)	09/01/09	$4,998,873
3,000,000	0.449	(a)	09/08/09	2,999,740
5,000,000	0.650	(a)	09/10/09	5,000,000
3,000,000	2.720		09/18/09	3,000,000
1,000,000	0.181	(a)	09/28/09	999,852
1,000,000	0.258	(a)	10/09/09	999,940
6,000,000	0.230	(a)	10/13/09	5,999,816
6,000,000	0.950		04/05/10	5,997,401
2,300,000	0.600		06/21/10	2,298,254
7,000,000	0.560		08/27/10	6,996,684
Federal Home Loan Mortgage Corp.
500,000	0.630	(a)	09/03/09	499,843
10,000,000	0.587	(a)	10/07/09	10,002,769
5,000,000	0.410	(a)	10/12/09	5,000,000
7,000,000	0.670		11/20/09	6,989,578
4,500,000	0.420		02/08/10	4,491,600
10,000,000	0.660		05/04/10	9,955,083
Federal National Mortgage Association
3,000,000	0.380	(a)	09/01/09	2,999,998
5,000,000	0.400	(a)	10/13/09	4,998,701

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations – (continued)
Federal National Mortgage Association – (continued)

$4,000,000	0.260%	01/08/10	$3,996,273
4,500,000	0.420	02/08/10	4,491,600
4,000,000	0.540	07/12/10	3,981,160

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$96,697,165

U.S. Treasury Obligation – 1.0%

United States Treasury Bill
$4,000,000	0.540%	06/10/10	$3,983,080

Variable Rate Obligations(a) – 7.8%

ANZ National Bank Limited
$7,000,000	0.890%	09/10/09	$7,000,000
National Australia Bank Ltd.
5,000,000	0.860	09/04/09	5,000,000
Rabobank Nederland
5,000,000	0.259	10/07/09	5,000,000
5,000,000	0.684	10/09/09	5,000,000
1,000,000	0.440	11/16/09	1,000,000
Royal Bank of Canada
5,000,000	0.760	09/15/09	5,000,000
Westpac Banking Corp.
4,000,000	0.652	09/09/09	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$32,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$315,132,161

Repurchase Agreement(b) – 23.6%

Joint Repurchase Agreement Account II
$97,500,000	0.217%	09/01/09	$97,500,000
Maturity Value: $97,500,588

TOTAL INVESTMENTS – 100.0%			$412,632,161

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(10,038)

NET ASSETS – 100.0%			$412,622,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	Joint repurchase agreement was entered into on August 31, 2009. Additional information appears on page 37.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – 31.4%

Aspen Funding Corp.
$19,756,000	0.400%		10/01/09	$19,749,415
Atlantis One Funding Corp.
16,000,000	0.400		09/18/09	15,996,978
5,000,000	0.300		11/10/09	4,997,083
Cafco LLC
6,000,000	0.400		09/02/09	5,999,933
10,000,000	0.350		11/13/09	9,992,903
Charta LLC
16,000,000	0.350		11/16/09	15,988,178
Ciesco LLC
6,000,000	0.400		09/02/09	5,999,933
CRC Funding LLC
6,000,000	0.400		09/02/09	5,999,933
6,000,000	0.400		09/03/09	5,999,867
Gemini Securitization Corp.
10,000,000	0.250		09/11/09	9,999,306
5,000,000	0.300		11/10/09	4,997,083
General Electric Capital Corp.
6,000,000	0.250		09/02/09	5,999,958
5,000,000	0.270		11/30/09	4,996,625
Govco LLC
7,000,000	0.400		09/03/09	6,999,845
10,000,000	0.350		11/09/09	9,993,292
Newport Funding Corp.
20,000,000	0.400		10/01/09	19,993,333
Sheffield Receivables Corp.
5,000,000	0.270		10/13/09	4,998,425
Straight-A Funding LLC
10,000,000	0.370		09/01/09	10,000,000
13,229,000	0.360		10/06/09	13,224,370
Thames Asset Global Securitization, Inc.
5,170,000	0.350		09/24/09	5,168,844
Variable Funding Capital Corp.
10,000,000	1.000		10/13/09	9,988,333

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$197,083,637

U.S. Government Guarantee Variable Rate Obligation* – 0.6%

Bank of America N.A.
$4,000,000	0.546%		10/29/09	$4,000,000

Master Demand Note – 1.6%

Bank of America Securities LLC
$10,000,000	0.450%		09/08/09	$10,000,000

U.S. Government Agency Obligations – 28.4%

Federal Home Loan Bank
$9,000,000	0.528	%(a)	09/01/09	$8,997,970
5,000,000	0.449	(a)	09/08/09	4,999,567
10,000,000	0.650	(a)	09/10/09	10,000,000
5,000,000	2.720		09/18/09	5,000,000
2,000,000	0.181	(a)	09/28/09	1,999,705
1,000,000	0.258	(a)	10/09/09	999,940
8,000,000	0.230	(a)	10/13/09	7,999,755
3,000,000	0.281	(a)	11/19/09	2,999,635
6,000,000	0.950		04/05/10	5,997,401
3,200,000	0.600		06/21/10	3,197,596
11,090,000	0.560		08/27/10	11,084,747
Federal Home Loan Mortgage Corp.
7,000,000	0.630	(a)	09/03/09	6,997,803
20,000,000	0.587	(a)	10/07/09	20,005,537
10,000,000	0.410	(a)	10/12/09	10,000,000
11,000,000	0.670		11/20/09	10,983,622
7,000,000	1.000		02/04/10	6,969,667
7,500,000	0.420		02/08/10	7,486,000
5,000,000	3.125		02/12/10	5,061,302
13,000,000	0.660		05/04/10	12,941,608
Federal National Mortgage Association
5,000,000	0.380	(a)	09/01/09	4,999,997
10,000,000	0.400	(a)	10/13/09	9,997,402
6,000,000	0.260		01/08/10	5,994,410
7,500,000	0.420		02/08/10	7,486,000
6,000,000	0.540		07/12/10	5,971,740

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$178,171,404

Variable Rate Obligations(a) – 4.0%

Bank of America N.A.
$5,000,000	0.808%		10/02/09	$5,000,000
General Electric Capital Corp.
10,000,000	0.318		09/24/09	10,000,000
Wells Fargo & Co.
5,000,000	0.729		09/15/09	5,000,638
5,000,000	0.782		09/23/09	5,000,205

TOTAL VARIABLE RATE OBLIGATIONS				$25,000,843

U.S. Treasury Obligations – 1.4%

United States Treasury Bills
$6,000,000	0.540%		06/10/10	$5,974,620
2,200,000	0.410		06/17/10	2,192,759
800,000	0.442		06/17/10	797,158

TOTAL U.S. TREASURY OBLIGATIONS				$8,964,537

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$423,220,421

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(b) – 32.6%

Bank of America Securities LLC
$5,000,000	0.180%	10/06/09	$5,000,000
Maturity Value: $5,001,150
Settlement Date: 08/21/2009

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 08/01/39 and Federal National Mortgage Association, 4.500% to 5.500%, due 02/01/38 to 06/01/39. The aggregate market value of the collateral, including accrued interest, was $5,149,998.

Barclays Capital, Inc.
5,000,000	0.190	10/05/09	5,000,000
Maturity Value: $5,001,214
Settlement Date: 08/20/2009

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 03/01/28 and Federal National Mortgage Association, 5.000%, due 06/01/18. The aggregate market value of the collateral, including accrued interest, was $5,100,000.

5,000,000	0.180	10/07/09	5,000,000
Maturity Value: $5,001,075
Settlement Date: 08/25/2009
Collateralized by Federal National Mortgage Association, 5.000%, due 06/01/18. The market value of the collateral, including accrued interest, was $5,099,999.
Deutsche Bank Securities, Inc.
5,000,000	0.190	10/05/09	5,000,000
Maturity Value: $5,001,214
Settlement Date: 08/20/2009

Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 11/15/17 and Federal National Mortgage Association, 7.000%, due 08/01/38. The aggregate market value of the collateral, including accrued interest, was $5,099,998.

Joint Repurchase Agreement Account II
184,700,000	0.217	09/01/09	184,700,000
Maturity Value: $184,701,113

TOTAL REPURCHASE AGREEMENTS			$204,700,000

TOTAL INVESTMENTS – 100.0%			$627,920,421

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			36,782

NET ASSETS – 100.0%			$627,957,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Account II appears on page 37.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California – 99.6%

Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA) (A-1)(a)
$3,300,000	0.290%	09/03/09	$3,300,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2009-54C (Wells Fargo & Co. SPA) (F1+)(a)
1,500,000	0.250	09/03/09	1,500,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1)(a)
1,600,000	0.290	09/03/09	1,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C RMKT (California Public Employees Retirement System and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,000,000	0.150	09/03/09	2,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America N.A. SPA) (VMIG1)(a)
2,000,000	0.290	09/03/09	2,000,000
California Educational Facilities Authority for Stanford University CP Series 2009 (A-1)
5,400,000	0.400	02/25/10	5,400,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1)(a)
755,000	0.290	09/03/09	755,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,295,000	0.270	09/03/09	4,295,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,955,000	0.270	09/03/09	2,955,000
California Health Facilities Financing Authority for Kaiser Permanente CP Series 2009 E (A-1)
1,500,000	0.650	09/01/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.260	09/02/09	1,500,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2008 B (Bank of America N.A. LOC) (A-1/VMIG1)
750,000	0.260	09/02/09	750,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
600,000	0.210	09/02/09	600,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
9,010,000	0.140	09/03/09	9,010,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
320,000	1.120	09/03/09	320,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
6,600,000	0.390	09/03/09	6,600,000
California Infrastructure & Economic Development Bank for J Paul Getty Trust CP Series 2009-2 (A-1)
3,000,000	0.600	09/03/09	3,000,000
5,000,000	0.700	12/03/09	5,000,000
California Infrastructure & Economic Development Bank VRDN RB Floaters Series 2009-3029 (AMBAC) (Morgan Stanley & Co. SPA) (A-1)(a)
3,995,000	0.290	09/03/09	3,995,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
700,000	0.100	09/01/09	700,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Morgan Stanley & Co. SPA) (VMIG1)(a)
1,000,000	0.250	09/03/09	1,000,000
California Municipal Finance Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2005 (A-1+/P-1)
925,000	0.070	09/01/09	925,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
900,000	0.150	09/01/09	900,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
3,300,000	0.160	09/01/09	3,300,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,500,000	0.100	09/03/09	3,500,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-1 (Lloyds TSB Bank PLC LOC) (A-1/VMIG1)
850,000	0.130	09/01/09	850,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,125,000	0.540	09/03/09	5,125,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
3,000,000	0.440	09/03/09	3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 (A-1)
3,000,000	0.300	09/01/09	3,000,000
2,000,000	0.350	10/05/09	2,000,000
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2002 (A-1+/P-1)
1,500,000	0.070	09/01/09	1,500,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 C (A-1)
9,500,000	0.160	09/03/09	9,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1)
2,000,000	0.210	09/02/09	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1)
2,500,000	0.210	09/02/09	2,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (F1)
1,000,000	0.150	09/02/09	1,000,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 A (A-1+/VMIG1)
7,900,000	0.220	09/03/09	7,900,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (FSA) (Morgan Stanley & Co. SPA) (A-1)(a)
6,035,000	0.310	09/03/09	6,035,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 C (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
2,200,000	0.240	09/02/09	2,200,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California – (continued)

Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$2,140,000	0.230%	09/02/09	$2,140,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 G (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,500,000	0.230	09/02/09	3,500,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 F (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
2,000,000	0.240	09/02/09	2,000,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA) (A-1+/VMIG1)
1,800,000	0.230	09/03/09	1,800,000
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1)(a)
6,665,000	0.310	09/03/09	6,665,000
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A. SPA) (A-1)(a)
4,000,000	0.290	09/03/09	4,000,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB Series 1985 RMKT (FNMA) (VMIG1)
5,000,000	0.200	09/02/09	5,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
4,059,000	0.230	09/03/09	4,059,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
4,661,000	0.220	09/03/09	4,661,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
1,000,000	0.170	09/03/09	1,000,000
Los Angeles County TRANS Series 2009 A (SP-1/MIG1)
12,000,000	2.500	06/30/10	12,167,361
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Series 2002 C1 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.200	09/02/09	500,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,220,000	0.270	09/03/09	2,220,000
Los Angeles Department of Water & Power VRDN RB Series 2001
Subseries B-5 (Royal Bank of Canada, California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)
1,800,000	0.150	09/03/09	1,800,000
Los Angeles Department of Water & Power VRDN RB Series 2001
Subseries B-7 (Royal Bank of Canada ,California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)
2,000,000	0.150	09/03/09	2,000,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-3 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)(b)
1,000,000	0.160	09/03/09	1,000,000
Los Angeles GO Bonds Series 2008 A (AA/Aa2)
2,000,000	4.000	09/01/09	2,000,000
Los Angeles Wastewater System VRDN RB Refunding Series 2008 Subseries F-2 (Bank of Nova Scotia LOC) (Bank of America N.A. SPA) (A-1/VMIG1)
1,075,000	0.210	09/03/09	1,075,000
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+)(a)
2,500,000	0.340	09/03/09	2,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.) (A-1+)(a)
2,225,000	0.270	09/03/09	2,225,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2006 A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)(b)
1,000,000	0.200	09/03/09	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
900,000	0.180	09/02/09	900,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-4 (BNP Paribas SPA) (A-1+/VMIG1)(b)
1,000,000	0.160	09/02/09	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
3,000,000	0.080	09/01/09	3,000,000
Newport Beach California VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A. SPA) (A-1)(a)
1,000,000	0.290	09/03/09	1,000,000
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
1,800,000	0.260	09/02/09	1,800,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+)
2,830,000	0.240	09/03/09	2,830,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (Bank of America N.A. LOC) (VMIG1)
800,000	0.220	09/03/09	800,000
Orange County Sanitation District COPS Refunding RANS Series 2008 C (Bank of America N.A. SPA) (SP-1+)
4,500,000	2.500	12/10/09	4,518,555
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)(b)
700,000	0.160	09/02/09	700,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1)
3,700,000	0.210	09/03/09	3,700,000
Peralta Community College District GO VRDN Floaters Series 2009-3019 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
3,300,000	0.290	09/03/09	3,300,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
615,000	0.540	09/03/09	615,000
Peralta Community College District GO VRDN Putters Series 2009-3499Z (FSA) (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
2,000,000	0.540	09/03/09	2,000,000
Riverside Electric Revenue VRDN RB Putters Series 2009-3515 (JPMorgan Chase Bank & Co. SPA) (AAA)(a)
5,000,000	0.490	09/03/09	5,000,000
Riverside Electric Revenue VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1)
4,500,000	0.230	09/02/09	4,500,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California – (continued)

Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA) (A-1+)
$6,335,000	0.210%	09/03/09	$6,335,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
6,000,000	0.270	09/02/09	6,000,000
San Bernadino County Flood Control District VRDN RB Series 2008 (UBS AG LOC) (A-1/VMIG1)
5,500,000	0.200	09/03/09	5,500,000
San Diego California TRANS Series 2009 C (SP-1/MIG1)
5,000,000	2.000	04/30/10	5,048,001
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
4,000,000	0.270	09/03/09	4,000,000
San Diego County Water Authority Austin Trust Certificates VRDN COPS Series 2008-3001X (Bank of America N.A. SPA) (A-1)(a)
1,790,000	0.640	09/03/09	1,790,000
San Diego County Water Authority CP Series 2009-2 (BNP Paribas SPA) (A-1)
3,000,000	0.350	09/01/09	3,000,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (FSA) (JPMorgan Chase & Co.) (F1+)(a)
1,500,000	0.540	09/03/09	1,500,000
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1)
5,000,000	0.400	09/09/09	5,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,790,000	0.290	09/03/09	3,790,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
1,200,000	0.290	09/03/09	1,200,000
San Francisco County Transportation Authority CP Series 2009 A (Landesbank Baden-Wurttemberg SPA) (A-1)
10,000,000	0.400	09/01/09	10,000,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
5,000,000	0.290	09/03/09	5,000,000
San Ramon Valley Unified School District GO TRANS Series 2008 (SP-1+)
5,000,000	3.250	11/17/09	5,020,509
Santa Clara County GO VRDN Floaters Series 2009-19C (Wells Fargo & Co. SPA) (Aa2)(a)
5,000,000	0.650	02/18/10	5,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,100,000	0.150	09/03/09	4,100,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
2,795,000	0.260	09/02/09	2,795,000
Southern California Public Power Authority VRDN RB for Mead Phoenix Project Series 2008 A (JPMorgan Chase Bank & Co. SPA) (VMIG1)
1,325,000	0.100	09/01/09	1,325,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (VMIG1)(a)
2,700,000	0.250	09/03/09	2,700,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank & Co. SPA) (VMIG1)(a)
3,800,000	0.270	09/03/09	3,800,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,500,000	0.270	09/03/09	1,500,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Series 2009-11B Reg. D (Barclays Bank PLC SPA) (A-1+)(a)
2,500,000	0.340	09/03/09	2,500,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
4,125,000	0.270	09/03/09	4,125,000
Victory Valley Community College District GO VRDN Floaters Series 2009-35Z (Wells Fargo & Co. SPA) (F1+)(a)
6,200,000	0.250	09/03/09	6,200,000
Western Municipal Water Districts Facilities Authority VRDN RB Refunding Series 2009 A (U.S. Bank N.A. LOC) (A-1+)
2,000,000	0.190	09/03/09	2,000,000

			$311,219,426

Puerto Rico(a) – 1.5%

Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$4,700,000	0.490%	09/03/09	$4,700,000

TOTAL INVESTMENTS – 101.1%			$315,919,426

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(3,304,322)

NET ASSETS – 100.0%			$312,615,104

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At August 31, 2009, these securities amounted to $119,810,000 or 38.3% of net assets.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama – 7.4%

Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
$3,000,000	5.000%	12/01/09	$3,027,785
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	0.180	09/01/09	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 A (A-1/VMIG1)
5,800,000	0.150	09/01/09	5,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	0.180	09/01/09	6,500,000
Eutaw IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
800,000	0.150	09/01/09	800,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	0.450	09/03/09	4,600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
9,800,000	0.180	09/01/09	9,800,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
32,698,000	0.130	09/01/09	32,698,000

			$73,425,785

Alaska – 0.6%

Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2000 B (A-1+)
$5,535,000	0.190%	09/01/09	$5,535,000

Arizona – 1.8%

Arizona State Transportation Board Highway Revenue VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,605,000	0.320%	09/03/09	$6,605,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
775,000	0.320	09/03/09	775,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
1,500,000	0.340	09/03/09	1,500,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+)(a)
2,295,000	0.320	09/03/09	2,295,000
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2001 A (AA/Aa1)
1,720,000	5.000	01/01/10	1,745,283
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3035 (Morgan Stanley Municipal Products) (A-1)(a)
1,500,000	0.340	09/03/09	1,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (VMIG1)(a)
1,000,000	0.270	09/03/09	1,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	0.290	09/03/09	2,000,000

			$17,420,283

California – 5.3%

Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1)(a)
$2,900,000	0.290%	09/03/09	$2,900,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
565,000	1.120	09/03/09	565,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
1,900,000	0.390	09/03/09	1,900,000
California Infrastructure & Economic Development Bank VRDN RB Floaters Series 2009-3029 (AMBAC) (Morgan Stanley & Co. SPA) (A-1)(a)
7,140,000	0.290	09/03/09	7,140,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Morgan Stanley & Co.) (VMIG1)(a)
1,500,000	0.250	09/03/09	1,500,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,300,000	0.150	09/01/09	1,300,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,000,000	0.160	09/01/09	1,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,600,000	0.230	09/03/09	1,600,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,820,000	0.210	09/03/09	1,820,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K (A-1)
1,000,000	0.450	09/01/09	1,000,000
2,000,000	0.350	10/05/09	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1)
3,000,000	0.150	09/02/09	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (F1)
3,000,000	0.150	09/02/09	3,000,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 A (A-1+/VMIG1)
2,100,000	0.220	09/03/09	2,100,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 B (A-1+/VMIG1)
1,400,000	0.220	09/03/09	1,400,000
Los Angeles California Wastewater Systems VRDN RB Putters Series 2009-3371 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	0.270	09/03/09	1,000,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California – (continued)

Los Angeles County TRANS Series 2009 A (SP-1/MIG1)
$9,000,000	2.500%	06/30/10	$9,125,521
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+)(a)
1,250,000	0.340	09/03/09	1,250,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (FSA) (JPMorgan Chase & Co.) (F1+)(a)
1,500,000	0.540	09/03/09	1,500,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
2,400,000	0.290	09/03/09	2,400,000
San Francisco County Transportation Authority CP Series 2009 A (Landesbank Baden-Wurttemberg SPA) (A-1)
625,000	0.400	09/01/09	625,000
Santa Clara County VRDN RB Floaters Series 2009-19C (Wells Fargo & Co. SPA) (Aa2)(a)
1,000,000	0.650	02/18/10	1,000,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (VMIG1)(a)
3,800,000	0.250	09/03/09	3,800,000

			$52,925,521

Colorado – 2.7%

Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (AA-)
$1,000,000	0.330%	09/03/09	$1,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,840,000	0.150	09/02/09	2,840,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,540,000	0.260	09/02/09	1,540,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
3,175,000	0.170	09/02/09	3,175,000
Colorado Regional Transportation District CP Series 2001 A (Wells Fargo Bank N.A. LOC) (A-1)
4,000,000	0.750	09/01/09	4,000,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,200,000	0.280	09/03/09	2,200,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,000,000	0.230	09/03/09	1,000,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
11,000,000	2.000	06/25/10	11,138,406

			$26,893,406

Connecticut – 1.0%

Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-10347 Series 2009 (Citibank N.A. SPA) (A-1+)(a)
$4,600,000	0.290%	09/03/09	$4,600,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (A-1+/VMIG1)
1,000,000	0.150	09/03/09	1,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
3,475,000	0.150	09/03/09	3,475,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floater Series 2008 K34W Reg. D (Citibank N.A. SPA) (VMIG1)(a)
1,165,000	0.290	09/03/09	1,165,000

			$10,240,000

Delaware – 0.1%

University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)
$1,090,000	0.180%	09/01/09	$1,090,000

District of Columbia – 1.7%

District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$1,975,000	0.220%	09/03/09	$1,975,000
District of Columbia VRDN RB George Washington University Series 2000 C RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
3,780,000	0.240	09/02/09	3,780,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	0.320	09/03/09	1,000,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,305,000	0.330	09/03/09	8,305,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.320	09/03/09	2,000,000

			$17,060,000

Florida – 2.6%

Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1)(a)
$4,000,000	0.390%	09/03/09	$4,000,000
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
600,000	5.000	01/01/10	608,556
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1)(a)
1,985,000	0.290	09/03/09	1,985,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
890,000	0.320	09/03/09	890,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida – (continued)

Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$4,100,000	0.320%	09/03/09	$4,100,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,630,000	0.330	09/03/09	3,630,000
Jacksonville Electric Authority CP Notes Series 2009 C-1 (JP Morgan Chase & Co. SPA) (A-1)
2,000,000	0.450	09/21/09	2,000,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
2,125,000	0.320	09/02/09	2,125,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,200,000	0.270	09/02/09	1,200,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project Series 2007 D RMKT (Wachovia Bank N.A. LOC) (A-1+)
3,900,000	0.200	09/01/09	3,900,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1)(a)
1,000,000	0.390	09/03/09	1,000,000

			$25,438,556

Georgia – 2.3%

Bartow County Development Authority VRDN PCRB for Georgia Power Co. Bowen Project Series 1997 1st-RMKT (A-1/VMIG1)
$3,000,000	0.110%	09/01/09	$3,000,000
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
1,830,000	0.160	09/01/09	1,830,000
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
1,090,000	5.250	12/01/09	1,101,324
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
1,225,000	2.000	05/01/10	1,241,484
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,060,000	0.320	09/03/09	1,060,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,550,000	0.280	09/02/09	1,550,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
2,500,000	1.250	05/07/10	2,506,738
Municipal Electric Authority of Georgia CP Series 2009 (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1)
4,731,000	0.700	10/05/09	4,731,000
4,000,000	0.600	10/13/09	4,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,400,000	0.300	09/02/09	1,400,000

			$22,420,546

Illinois – 6.4%

Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
$900,000	0.310%	09/03/09	$900,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+)(a)
310,000	0.440	09/03/09	310,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11692 Series 2008 (Citibank N.A. SPA) (A-1)(a)
1,845,000	0.290	09/03/09	1,845,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (FSA) (Wells Fargo & Co. SPA) (F1+)(a)
2,000,000	0.270	09/03/09	2,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
2,835,000	0.650	01/14/10	2,835,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,450,000	0.240	09/02/09	4,450,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1/VMIG1)
3,390,000	0.210	09/03/09	3,390,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
4,985,000	0.210	09/03/09	4,985,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
4,000,000	0.600	02/01/10	4,000,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Series 2009 D-2 (Bank of America N.A. LOC) (A-1/VMIG1)
1,395,000	0.140	09/01/09	1,395,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Northern Trust Co. SPA) (A-1+/VMIG1)
900,000	0.130	09/01/09	900,000
Illinois State GO Notes Certificates Series 2009 (SP-1)
12,000,000	4.000	04/26/10	12,194,218
21,700,000	4.000	05/20/10	22,057,417
Illinois State GO VRDN Putters Series 2008-3257 (FGIC) (JPMorgan Chase & Co. SPA) (A-1)(a)
1,395,000	0.890	09/03/09	1,395,000
Illinois State GO VRDN Putters Series 2009-3387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
670,000	0.440	09/03/09	670,000

			$63,326,635

Indiana – 0.6%

Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1)(a)
$1,500,000	0.290%	09/03/09	$1,500,000
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
500,000	5.000	02/01/10	508,731
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (VMIG1)
1,250,000	0.230	09/03/09	1,250,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana – (continued)

Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
$2,000,000	0.800%	03/31/10	$2,000,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (VMIG1)(a)
1,000,000	0.270	09/03/09	1,000,000

			$6,258,731

Iowa – 0.1%

Iowa Financing Authority Health Facilities VRDN RB Iowa Health System Series 2009 B (JPMorgan Chase & Co. LOC) (VMIG1)
$1,400,000	0.130%	09/01/09	$1,400,000

Kansas – 0.9%

Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 C (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$1,115,000	0.180%	09/01/09	$1,115,000
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
5,000,000	0.180	09/01/09	5,000,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	0.230	09/03/09	3,000,000

			$9,115,000

Maryland – 0.6%

Anne Arundel County CP Series 2009 (Westdeutsche Landesbank AG SPA) (A-1)
$1,500,000	0.800%	09/01/09	$1,500,000
John Hopkins Hospital CP Series 2009 B (A-1)
1,125,000	0.400	10/01/09	1,125,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B (A-1+/VMIG1)(b)
3,000,000	0.150	09/02/09	3,000,000

			$5,625,000

Massachusetts – 1.9%

Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$3,595,000	0.300%	09/03/09	$3,595,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1)(a)
1,500,000	0.390	09/03/09	1,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1)(a)
1,000,000	0.390	09/03/09	1,000,000
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
1,000,000	5.750	09/01/09	1,010,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1)
2,090,000	0.380	10/01/09	2,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Art Series 2007 A2 RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
3,700,000	0.130	09/01/09	3,700,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 1992 E (A-1+/VMIG1)
3,985,000	0.150	09/02/09	3,985,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2007-1789 B (JPMorgan Chase & Co.) (A-1)(a)
2,000,000	0.440	09/03/09	2,000,000

			$18,880,000

Michigan – 5.2%

Central Michigan University VRDN RB Refunding General Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$2,000,000	0.220%	09/03/09	$2,000,000
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
1,000,000	0.250	09/02/09	1,000,000
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
2,170,000	5.500	10/01/09	2,178,103
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
5,000,000	3.000	09/30/09	5,005,290
Michigan State GO TANS Series 2008 A (SP-1+/MIG1)
26,000,000	3.000	09/30/09	26,021,163
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,150,000	0.170	09/02/09	1,150,000
University of Michigan CP Series 2009 (A-1)
1,000,000	0.350	09/21/09	1,000,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
600,000	0.190	09/02/09	600,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
6,000,000	0.180	09/01/09	6,000,000
University of Michigan VRDN RB Hospital Series 2007 A (A-1+/VMIG1)
4,240,000	0.130	09/01/09	4,240,000
University of Michigan VRDN RB Refunding Hospital Series 1992 A (A-1+/VMIG1)
2,100,000	0.180	09/01/09	2,100,000
University of Michigan VRDN RB Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)
600,000	0.180	09/01/09	600,000

			$51,894,556

Minnesota – 2.1%

Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 D (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
$2,300,000	0.220%	09/02/09	$2,300,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota – (continued)

Minnesota State GO Bonds Series 2001 (AAA/Aa1)
$4,810,000	5.000%	10/01/09	$4,821,600
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
3,000,000	5.000	10/01/09	3,007,208
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1)(a)
3,195,000	0.320	09/03/09	3,195,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2000 5-G (Wells Fargo Bank N.A. SPA) (VMIG1)
1,850,000	0.280	09/03/09	1,850,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
1,365,000	0.190	09/03/09	1,365,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009 B (U.S. Bank N.A. SPA) (A-1)
1,000,000	0.400	10/13/09	1,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009-01A (Wachovia Bank N.A. SPA) (A-1)
2,000,000	0.400	10/06/09	2,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
1,700,000	0.550	05/10/10	1,700,000

			$21,238,808

Mississippi – 0.2%

Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1992 (VMIG1)
$400,000	0.120%	09/01/09	$400,000
Mississippi State Hospital Equipment & Facilities Authority VRDN RB for Baptist Memorial Health Services Series 2004 B2 (AA)
1,785,000	0.550	09/10/09	1,785,000

			$2,185,000

Missouri – 3.3%

Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$1,500,000	0.130%	09/01/09	$1,500,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
1,000,000	0.130	09/01/09	1,000,000
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-4 (VMIG1)
1,000,000	3.500	11/15/09	1,005,471
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-5 (VMIG1)
1,000,000	3.500	11/15/09	1,003,956
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.220	09/03/09	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
3,000,000	0.270	09/02/09	3,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC) (A-1)
2,620,000	0.280	09/02/09	2,620,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
3,200,000	0.200	09/02/09	3,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
5,500,000	0.200	09/02/09	5,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase & Co.) (A-1+)(a)
1,395,000	0.320	09/03/09	1,395,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
2,500,000	0.130	09/01/09	2,500,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1/VMIG1)
4,300,000	0.130	09/01/09	4,300,000

			$33,024,427

Montana – 0.7%

Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$6,700,000	0.180%	09/01/09	$6,700,000

Nebraska(a) – 0.4%

Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA)
$4,000,000	0.290%	09/03/09	$4,000,000

Nevada – 1.2%

Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1)(a)
$6,170,000	0.390%	09/03/09	$6,170,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1)(a)
2,900,000	0.290	09/03/09	2,900,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.) (A-1+)(a)
1,700,000	0.320	09/03/09	1,700,000
Nevada State GO Bonds for Capital Improvement Series 2006 E (AAA/Aa1)
500,000	5.000	03/01/10	511,066

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada – (continued)

Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
$1,000,000	5.000%	02/01/10	$1,018,006

			$12,299,072

New Jersey – 0.7%

New Jersey Health Care Facilities Financing Authority VRDN RB Virtua Health, Inc. Series 2009 D (TD Bank N.A. LOC) (A-1+)
$1,000,000	0.220%	09/03/09	$1,000,000
New Jersey State Environmental Infrastructure RB Series 2007 A
1,090,000	5.000	09/01/09	1,090,000
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
5,000,000	2.500	06/24/10	5,079,995

			$7,169,995

New Mexico – 0.6%

Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$3,000,000	2.500%	12/15/09	$3,013,075
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1/VMIG1)
2,000,000	0.170	09/03/09	2,000,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,090,000	0.270	09/02/09	1,090,000

			$6,103,075

New York – 11.5%

Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$7,000,000	0.320%	09/02/09	$7,000,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1)(a)
2,000,000	0.290	09/03/09	2,000,000
New York City GO VRDN Series 1996 J Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
700,000	0.220	09/02/09	700,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
6,380,000	0.220	09/02/09	6,380,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
2,000,000	0.150	09/02/09	2,000,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
4,900,000	0.200	09/02/09	4,900,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
4,000,000	0.180	09/02/09	4,000,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A. LOC) (A-1/VMIG1)
1,200,000	0.170	09/01/09	1,200,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (TD Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.170	09/02/09	1,000,000
New York City Municipal Water Finance Authority CP Series 2009-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1)
4,000,000	0.420	09/15/09	4,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	0.300	09/03/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,215,000	0.300	09/03/09	2,215,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1)(a)
8,000,000	0.290	09/03/09	8,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
4,000,000	0.170	09/01/09	4,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
1,400,000	0.190	09/03/09	1,400,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
500,000	0.200	09/02/09	500,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,495,000	0.300	09/03/09	3,495,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,535,000	0.170	09/02/09	4,535,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,020,000	0.180	09/02/09	2,020,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	0.290	09/03/09	5,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. LOC) (A-1+)
1,000,000	0.150	09/03/09	1,000,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+)(a)
1,620,000	0.300	09/03/09	1,620,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1)(a)
3,400,000	0.290	09/03/09	3,400,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.300	09/03/09	6,660,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York – (continued)

New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1)(a)
$2,100,000	0.290%	09/03/09	$2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II-R-11720 Series 2009 (Citibank N.A. SPA) (A-1)(a)
3,750,000	0.290	09/03/09	3,750,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Services Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
4,030,000	0.200	09/01/09	4,030,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,250,000	0.300	09/03/09	8,250,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,020,000	0.300	09/03/09	10,020,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,790,000	0.300	09/03/09	1,790,000
New York State Environmental Facilities Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,640,000	0.300	09/03/09	3,640,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
900,000	0.220	09/02/09	900,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,035,000	0.300	09/03/09	1,035,000

			$114,320,000

North Carolina – 9.6%

Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
$2,860,000	0.200%	09/02/09	$2,860,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
775,000	0.330	09/03/09	775,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
800,000	0.200	09/01/09	800,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,520,000	0.300	09/03/09	3,520,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
990,000	0.330	09/03/09	990,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,460,000	0.320	09/03/09	1,460,000
Greensboro GO VRDN Public Improvement Series 1994 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,300,000	0.350	09/02/09	2,300,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
1,200,000	0.300	09/02/09	1,200,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,465,000	0.330	09/03/09	2,465,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1/VMIG1)
5,700,000	0.270	09/02/09	5,700,000
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1/VMIG1)
1,600,000	0.300	09/03/09	1,600,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,250,000	0.350	09/02/09	2,250,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,850,000	0.280	09/03/09	3,850,000
Mecklenburg County GO VRDN Series 2006 A (VMIG1)
1,000,000	2.000	11/15/09	1,001,756
Mecklenburg County VRDN COPS Series 2000 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,000,000	0.330	09/03/09	2,000,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1/VMIG1)
370,000	0.340	09/03/09	370,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
2,950,000	0.290	09/03/09	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,000,000	0.320	09/03/09	2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
4,315,000	0.240	09/03/09	4,315,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
2,080,000	0.180	09/03/09	2,080,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B (A-1+/VMIG1)
700,000	0.180	09/03/09	700,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (VMIG1)
1,500,000	0.280	09/03/09	1,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,500,000	0.270	09/03/09	1,500,000
North Carolina Medical Care Commission Health Care System GO VRDN for Duke University Hospital Project Series 1993 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,830,000	0.310	09/03/09	1,830,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,960,000	0.280	09/03/09	1,960,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina – (continued)

North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$2,150,000	0.350%	09/02/09	$2,150,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,995,000	0.280	09/02/09	2,995,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
900,000	0.300	09/02/09	900,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
1,800,000	2.500	01/20/10	1,812,655
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,000,000	0.300	09/02/09	2,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
2,800,000	0.290	09/03/09	2,800,000
Union County Enterprise System VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
1,000,000	0.380	09/03/09	1,000,000
University of North Carolina CP Series 2009 A (A-1)
2,000,000	0.600	09/09/09	2,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,975,000	0.320	09/03/09	1,975,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,040,000	0.280	09/03/09	1,040,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2009 A (A-1+)
2,300,000	0.200	09/03/09	2,300,000
University of North Carolina Hospital Chapel Hill VRDN RB Updates Series 2001 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,505,000	0.170	09/01/09	1,505,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1)(a)
5,000,000	0.290	09/03/09	5,000,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
6,940,000	0.150	09/02/09	6,940,000
Wake County GO BANS Series 2008 (SP-1+/MIG1)
1,500,000	3.500	10/15/09	1,503,201
Wake County GO VRDN Public Improvements Series 2003 B (LLoyds TSB Bank PLC SPA) (A-1/VMIG1)(a)
1,000,000	0.230	09/03/09	1,000,000
Wake County GO VRDN Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1/VMIG1)
1,200,000	0.300	09/03/09	1,200,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,400,000	0.300	09/03/09	3,400,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.) (A-1+)(a)
1,380,000	0.320	09/03/09	1,380,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
865,000	0.350	09/02/09	865,000

			$95,742,612

North Dakota – 0.3%

Mercer County Basin Electric Power Cooperative CP Series 2009 (A-1)
$2,500,000	0.500%	09/01/09	$2,500,000

Ohio – 3.3%

Cleveland Clinic CP Series 2009 (A-1)
$2,200,000	0.650%	09/01/09	$2,200,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (VMIG1)(a)
2,800,000	0.270	09/03/09	2,800,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.320	09/03/09	1,500,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
3,250,000	0.150	09/03/09	3,250,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
2,600,000	0.150	09/02/09	2,600,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
5,185,000	0.230	09/02/09	5,185,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
6,730,000	0.250	09/02/09	6,730,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Series 2008 B-4 (A-1+/VMIG1)
4,000,000	0.120	09/01/09	4,000,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,190,000	0.320	09/03/09	3,190,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.) (A-1+)
1,200,000	0.320	09/03/09	1,200,000

			$32,655,000

Oregon – 1.6%

Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2008 C (U.S. Bank N.A. LOC) (A-1+/VMIG1)
$4,800,000	0.200%	09/02/09	$4,800,000
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
5,000,000	2.500	06/30/10	5,083,478
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
3,900,000	0.160	09/02/09	3,900,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,400,000	0.220	09/02/09	2,400,000

			$16,183,478

Pennsylvania – 1.0%

Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
$2,600,000	0.540%	09/03/09	$2,600,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania – (continued)

Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1)(a)
$3,400,000	0.290%	09/03/09	$3,400,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,500,000	0.380	09/03/09	1,500,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.120	09/01/09	1,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
1,300,000	0.160	09/02/09	1,300,000

			$9,800,000

Puerto Rico(a) – 0.5%

Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$5,000,000	0.490%	09/03/09	$5,000,000

Rhode Island – 1.4%

Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan & Chase Co.) (A-1+)(a)
$2,305,000	0.320%	09/03/09	$2,305,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,790,000	0.320	09/02/09	3,790,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
8,250,000	0.240	09/02/09	8,250,000

			$14,345,000

South Carolina – 0.9%

Charleston Waterworks & Sewer VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+)
$1,400,000	0.330%	09/03/09	$1,400,000
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,650,000	0.330	09/03/09	1,650,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.330	09/03/09	3,000,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1)(a)
2,000,000	0.340	09/03/09	2,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B3 RMKT (Wachovia Bank N.A. LOC) (VMIG1)
800,000	0.230	09/02/09	800,000

			$8,850,000

Tennessee – 2.3%

Shelby County Health Educational & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
$17,400,000	0.550%	09/10/09	$17,400,000
Tennessee State GO CP Series 2009 C (Tennessee Consolidated Retirement System SPA) (A-1)
3,000,000	0.350	09/08/09	3,000,000
2,000,000	0.450	09/10/09	2,000,000

			$22,400,000

Texas – 11.4%

Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1)(a)
$1,000,000	0.290%	09/03/09	$1,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,500,000	0.340	09/03/09	2,500,000
Dallas Area Rapid Transit Authority VRDN RB Putters Series 2009-3409 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.320	09/03/09	2,000,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1)(a)
1,500,000	0.290	09/03/09	1,500,000
Dallas Waterworks & Sewer Systems RB Series 2005 (AAA/Aa2)
2,500,000	5.000	10/01/09	2,506,811
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
2,770,000	0.270	09/03/09	2,770,000
El Paso County Hospital District GO VRDN Putters Series 2008-2747 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+)(a)
2,000,000	0.440	09/03/09	2,000,000
EL Paso Water & Sewer Systems CP Series 2009 (JPMorgan Chase Bank & Co. SPA) (A-1)
1,000,000	0.350	09/01/09	1,000,000
Fort Bend ISD GO VRDN Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
6,805,000	0.270	09/03/09	6,805,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1)(a)
3,000,000	0.290	09/03/09	3,000,000
Harris County Health Facilities VRDN RB for Texas Children’s Hospital Putters Series 2009-3469 (JPMorgan Chase Bank & Co.) (A-1+)(a)
1,000,000	0.320	09/03/09	1,000,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1)(a)
600,000	0.360	09/03/09	600,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas – (continued)

Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$3,000,000	0.320%	09/03/09	$3,000,000
Harris County VRDN RB Putters Series 2009-3418 (JPMorgan Chase & Co. SPA) (A-1+)(a)
380,000	0.540	09/03/09	380,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
510,000	0.540	09/03/09	510,000
Houston GO CP Series 2009 E-1 (Banco Bilbao Vizcaya SPA) (A-1)
4,000,000	0.350	09/15/09	4,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1)(a)
3,430,000	0.290	09/03/09	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
1,800,000	0.290	09/03/09	1,800,000
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1/VMIG1)
2,500,000	0.330	09/03/09	2,500,000
Longview ISD GO VRDN Putters Series 2008-3059 (PSF-GTD) (JPMorgan Chase Bank SPA) (A-1)(a)
2,295,000	0.340	09/03/09	2,295,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,710,000	0.420	09/03/09	2,710,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 B (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
2,830,000	0.190	09/01/09	2,830,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,000,000	0.270	09/03/09	1,000,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (VMIG1)(a)
2,915,000	0.280	09/03/09	2,915,000
Rice University CP Series 2009 (A-1)
1,000,000	0.350	09/01/09	1,000,000
1,000,000	0.450	11/02/09	1,000,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,780,000	0.320	09/03/09	1,780,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,730,000	0.320	09/03/09	2,730,000
San Antonio IDA GO VRDN ROCS-RR-II R-10333 Series 2009 (PSF – GTD) (Citibank N.A. SPA) (A-1)(a)
2,000,000	0.290	09/03/09	2,000,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,890,000	0.320	09/03/09	1,890,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
1,900,000	0.280	09/03/09	1,900,000
Texas A&M University RB Financing Systems Series 2005 B (AA+/Aa1)
400,000	5.000	05/15/10	412,662
Texas DOT CP Series 2008 A (Bank of America N.A., JPMorgan Chase & Co. and State Street Bank & Trust SPA) (A-1)
2,500,000	0.450	09/17/09	2,500,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA+/Aa1)
2,250,000	5.000	10/01/09	2,256,149
Texas State GO Bonds Transportation Commission Mobility Fund Series 2006 (AA+/Aa1)
300,000	4.000	04/01/10	306,116
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A. SPA) (A-1)(a)
2,600,000	0.390	09/03/09	2,600,000
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+)(a)
1,500,000	0.320	09/03/09	1,500,000
Texas State TRANS Series 2009 (SP-1+/MIG1)(b)
20,000,000	2.500	08/31/10	20,407,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1)(a)
3,000,000	0.390	09/03/09	3,000,000
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
700,000	0.200	09/02/09	700,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
1,270,000	0.290	09/03/09	1,270,000
Texas Technical University CP Series 2009 (A-1)
1,188,000	0.500	09/01/09	1,188,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1)
1,500,000	0.390	09/03/09	1,500,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (VMIG1)(a)
710,000	0.270	09/03/09	710,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1)(a)
1,000,000	0.290	09/03/09	1,000,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
3,374,500	0.300	09/03/09	3,374,500
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,085,000	0.290	09/03/09	4,085,000

			$113,161,238

Utah – 2.2%

Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$2,500,000	0.130%	09/01/09	$2,500,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	0.320	09/03/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.170	09/03/09	5,000,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah – (continued)

Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA) (A-1+/VMIG1)
$5,800,000	0.170%	09/03/09	$5,800,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,020,000	0.180	09/01/09	3,020,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
700,000	0.180	09/01/09	700,000

			$22,020,000

Virginia – 3.1%

Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 C (A-1+/VMIG1)
$3,000,000	0.220%	09/02/09	$3,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 E (A-1+/VMIG1)
2,745,000	0.200	09/02/09	2,745,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
1,550,000	0.150	09/02/09	1,550,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (AA+/Aa1)
500,000	5.000	02/01/10	508,839
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
11,460,000	0.200	09/01/09	11,460,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.200	09/01/09	1,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (Bank of America N.A. SPA) (VMIG1)
2,000,000	0.370	09/02/09	2,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2006 (Wachovia Bank N.A. SPA) (VMIG1)
5,000,000	0.200	09/01/09	5,000,000
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
1,000,000	5.000	06/01/10	1,034,278
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
550,000	5.000	02/01/10	559,368
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
1,000,000	5.000	10/01/09	1,002,344
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1)(a)
490,000	0.360	09/03/09	490,000

			$30,349,829

Washington – 1.9%

King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
$4,800,000	0.200%	09/02/09	$4,800,000
King County Sewer System VRDN RB Putters Series 2009-3556 (JPMorgan Chase & Co.) (A-1+)(a)
3,855,000	0.320	09/03/09	3,855,000
Washington State GO Bonds for Motor Vehicle Fuel Tax Series 2009 D (AA+/Aa1)
2,680,000	2.500	02/01/10	2,700,065
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.) (A-1+)(a)
1,000,000	0.320	09/03/09	1,000,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
4,180,000	0.290	09/03/09	4,180,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
1,000,000	0.390	09/03/09	1,000,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
1,000,000	0.270	09/03/09	1,000,000

			$18,535,065

West Virginia – 0.1%

Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$1,500,000	0.180%	09/01/09	$1,500,000

Wisconsin – 0.6%

Wisconsin Health System Sister Hospital CP Series 2003 B (FSA)
$2,375,000	0.550%	09/01/09	$2,375,000
2,000,000	0.550	09/09/09	2,000,000
Wisconsin Ministry Health Care CP Series 2009 (A-1)
1,500,000	0.400	11/02/09	1,500,000

			$5,875,000

TOTAL INVESTMENTS – 102.1%			$1,014,906,618

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%			(20,449,897)

NET ASSETS – 100.0%			$994,456,721

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At August 31, 2009, these securities amounted to $283,464,500 or 28.5% of net assets.

(b)	All or a portion represents a forward commitment.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York – 95.2%

Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+)
$3,935,000	0.220%	09/02/09	$3,935,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
3,000,000	0.320	09/02/09	3,000,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,850,000	0.440	09/02/09	1,850,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
7,750,000	0.160	09/01/09	7,750,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,000,000	0.160	09/01/09	1,000,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
2,300,000	0.200	09/03/09	2,300,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+)
2,900,000	0.200	09/03/09	2,900,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1+)
2,000,000	0.200	09/03/09	2,000,000
Nassau County GO RANS Series 2009 (SP-1+/MIG1)
5,000,000	1.500	04/15/10	5,031,442
Nassau County GO VRDN Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
500,000	0.190	09/02/09	500,000
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JPMorgan Chase Bank & Co. SPA) (VMIG1)
1,200,000	0.100	09/01/09	1,200,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA) (A-1+/Aa3)
800,000	0.100	09/01/09	800,000
New York City GO Bonds Fiscal 2008 Series 2007 Subseries C-1 (AA/Aa3)
2,960,000	4.250	10/01/09	2,965,825
New York City GO Bonds Series 2003 J (AA/Aa3)
1,000,000	5.000	06/01/10	1,028,868
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A. SPA) (A-1)(a)
2,225,000	0.290	09/03/09	2,225,000
New York City GO VRDN ROCS-RR-II R-11751 Series 2009 (Citibank N.A. SPA) (A-1)(a)
2,000,000	0.290	09/03/09	2,000,000
New York City GO VRDN Series 1993 Subseries E-5 (JP Morgan Chase Bank LOC) (A-1+/VMIG1)
700,000	0.120	09/01/09	700,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,000,000	0.220	09/02/09	2,000,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
500,000	0.200	09/02/09	500,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,900,000	0.180	09/02/09	1,900,000
New York City GO VRDN Series 2005 Subseries F-4 (Royal Bank of Scotland LOC) (A-1+/VMIG1)
760,000	0.190	09/03/09	760,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (TD Bank N.A. LOC) (A-1+/VMIG1)
11,370,000	0.170	09/02/09	11,370,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	0.200	09/02/09	2,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
1,800,000	0.150	09/02/09	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA) (A-1+)
1,800,000	0.150	09/02/09	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
6,415,000	0.150	09/02/09	6,415,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
2,700,000	0.290	09/03/09	2,700,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+)
4,000,000	0.400	09/09/09	4,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+)
2,000,000	0.420	09/15/09	2,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3477 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.300	09/03/09	2,000,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (AMBAC-TCRS) (Citibank N.A. SPA) (A-1)(a)
1,000,000	0.290	09/03/09	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	0.300	09/03/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1)(a)
240,000	0.290	09/03/09	240,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
2,700,000	0.170	09/01/09	2,700,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
1,575,000	0.190	09/03/09	1,575,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2000 B (AAA/Aa1)
1,000,000	5.750	11/15/09	1,007,943
New York City Transitional Finance Authority RB Prerefunded Future Tax Series 2000 C (AAA/Aa1)
3,000,000	5.500	05/01/10	3,130,874

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York – (continued)

New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA) (A-1)(a)
$2,865,000	0.290%	09/03/09	$2,865,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
2,900,000	0.200	09/02/09	2,900,000
New York City Transitional Finance Authority VRDN RB Putters Series 2002-305 (AMBAC) (JPMorgan Chase Bank & Co. SPA) (A-1)(a)
2,365,000	0.540	09/03/09	2,365,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
2,960,000	0.120	09/01/09	2,960,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
2,200,000	0.120	09/01/09	2,200,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA) (A-1+/VMIG1)
1,300,000	0.110	09/01/09	1,300,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (VMIG1)
8,100,000	0.120	09/03/09	8,100,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT (VMIG1)
1,000,000	0.120	09/03/09	1,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
3,675,000	0.150	09/03/09	3,675,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A2 (Bank of America N.A. SPA) (A-1/VMIG1)
1,565,000	0.120	09/01/09	1,565,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,970,000	0.180	09/03/09	2,970,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
400,000	0.180	09/03/09	400,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.) (A-1+)(a)
3,700,000	0.490	09/03/09	3,700,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+)(a)
300,000	0.300	09/03/09	300,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1)(a)
10,000,000	0.290	09/03/09	10,000,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	0.300	09/01/09	2,000,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putter Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,655,000	0.300	09/03/09	3,655,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2008 C (Bank of America N.A. SPA) (A-1+/VMIG1)
3,175,000	0.120	09/01/09	3,175,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible (JPMorgan Chase & Co. SPA) (A-1+)
3,800,000	0.100	09/01/09	3,800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
4,300,000	0.100	09/03/09	4,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
4,000,000	0.150	09/03/09	4,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
4,000,000	0.250	09/02/09	4,000,000
New York State Dormitory Authority RB for Mental Health Services Facilities Series 2003 D-1 (AA-)
2,255,000	5.000	02/15/10	2,290,738
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1)(a)
885,000	0.290	09/03/09	885,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
6,835,000	0.290	09/03/09	6,835,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
2,590,000	0.100	09/03/09	2,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Services Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
2,400,000	0.200	09/01/09	2,400,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
7,310,000	0.120	09/01/09	7,310,000
New York State Dormitory Authority VRDN RB for Cornell University Putters Series 2009-3383 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,245,000	0.300	09/03/09	3,245,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
3,590,000	0.120	09/02/09	3,590,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+)
7,155,000	0.300	09/03/09	7,155,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase & Co.) (A-1+)(a)
1,100,000	0.300	09/03/09	1,100,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1)(a)
2,270,000	0.290	09/03/09	2,270,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York – (continued)

New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
$3,545,000	0.260%	09/03/09	$3,545,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 D (State Street Bank & Trust Co. LOC) (A-1+)
700,000	0.220	09/02/09	700,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
500,000	0.270	09/02/09	500,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
4,600,000	0.200	09/02/09	4,600,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
1,100,000	0.150	09/02/09	1,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
5,600,000	0.150	09/02/09	5,600,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
4,600,000	0.150	09/02/09	4,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
5,425,000	0.170	09/02/09	5,425,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,600,000	0.450	09/02/09	1,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
800,000	0.170	09/02/09	800,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2008 A (AA)
2,000,000	5.000	04/01/10	2,053,161
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-1 (AA)
6,475,000	2.500	04/01/10	6,545,207
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA)
7,000,000	2.500	04/01/10	7,074,691
Port Authority of New York & New Jersey VRDN RB Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,405,000	0.300	09/03/09	1,405,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,445,000	0.300	09/03/09	2,445,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2009-3428 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	0.300	09/03/09	5,000,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
3,660,000	0.290	09/03/09	3,660,000
Suffolk County GO Bonds Public Improvement Series 2009 A (AA/Aa3)
2,040,000	2.000	05/15/10	2,061,515
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,260,000	0.540	09/03/09	3,260,000
Tompkins County IDA VRDN RB for Cornell University Civic Facility Series 2008 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
600,000	0.120	09/01/09	600,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+)(a)
400,000	0.290	09/03/09	400,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1)(a)
3,000,000	0.290	09/03/09	3,000,000
Triborough Bridge & Tunnel Authority RB for Convention Center Project Series 1990 E (AA-/A1)
2,935,000	7.250	01/01/10	2,987,597
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Royal Bank of Scotland SPA) (A-1+/VMIG1)
3,000,000	0.200	09/03/09	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
4,775,000	0.270	09/03/09	4,775,000

			$279,502,861

Puerto Rico(a) – 4.7%

Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$13,600,000	0.490%	09/03/09	$13,600,000

TOTAL INVESTMENTS – 99.9%			$293,102,861

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			400,263

NET ASSETS – 100.0%			$293,503,124

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At August 31, 2009, these securities amounted to $85,480,000 or 29.1% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
BHAC	—	Berkshire Hathaway Assurance Corp.
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg	—	Multi-Family Housing
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

ILA TREASURY INSTRUMENTS PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 102.0%

United States Treasury Bills

$11,400,000	0.050%	09/03/09	$11,399,968
129,900,000	0.145	09/03/09	129,898,954
10,000,000	0.135	09/10/09	9,999,663
15,900,000	0.140	09/10/09	15,899,444
66,500,000	0.125	09/17/09	66,496,306
7,000,000	0.110	09/24/09	6,999,508
3,000,000	0.160	10/01/09	2,999,600
39,000,000	0.175	10/01/09	38,994,312
63,000,000	0.180	10/01/09	62,990,550
36,000,000	0.095	10/08/09	35,996,485
27,000,000	0.100	10/08/09	26,997,225
150,000,000	0.185	10/08/09	149,971,479
34,000,000	0.150	10/15/09	33,993,767
12,000,000	0.160	10/15/09	11,997,653
5,000,000	0.185	10/15/09	4,998,869
27,000,000	0.155	10/22/09	26,994,071
3,000,000	0.185	10/22/09	2,999,214
11,000,000	0.130	10/29/09	10,997,696
5,100,000	0.135	10/29/09	5,098,891
7,300,000	0.165	10/29/09	7,298,059
69,000,000	0.170	10/29/09	68,981,102
6,000,000	0.150	11/12/09	5,998,200
13,000,000	0.170	11/12/09	12,995,580
15,000,000	0.175	11/12/09	14,994,750
2,500,000	0.160	11/19/09	2,499,122
4,000,000	0.190	11/19/09	3,998,332
2,000,000	0.265	11/19/09	1,998,837
10,000,000	0.295	11/19/09	9,993,526
6,000,000	0.300	11/19/09	5,996,050
2,500,000	0.495	11/19/09	2,497,284
3,000,000	0.245	12/17/09	2,997,815
8,000,000	0.300	12/17/09	7,992,867
4,000,000	0.305	12/17/09	3,996,374
3,000,000	0.315	12/17/09	2,997,191
27,000,000	0.350	12/31/09	26,968,237
14,000,000	0.280	01/14/10	13,985,300
21,400,000	0.275	01/28/10	21,375,643
18,000,000	0.240 (a)	03/04/10	17,978,160
500,000	0.495	04/01/10	498,543
2,300,000	0.400	06/17/10	2,292,614
6,000,000	0.410	06/17/10	5,980,252
2,000,000	0.415	06/17/10	1,993,337
5,200,000	0.430	06/17/10	5,182,050
United States Treasury Note
8,000,000	3.375	10/15/09	8,031,167

TOTAL INVESTMENTS – 102.0%			$915,244,047

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%			(17,945,497)

NET ASSETS – 100.0%			$897,298,550

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

ILA TREASURY OBLIGATIONS PORTFOLIO

Schedule of Investments
August 31, 2009

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 54.9%

United States Treasury Bills

$2,000,000	0.160%	10/01/09	$1,999,733
16,000,000	0.175	10/01/09	15,997,667
43,000,000	0.180	10/01/09	42,993,550
3,000,000	0.180	10/08/09	2,999,445
81,000,000	0.185	10/08/09	80,984,599
3,000,000	0.190	10/08/09	2,999,414
6,000,000	0.180	10/15/09	5,998,680
5,000,000	0.185	10/15/09	4,998,869
50,000,000	0.180	10/22/09	49,987,250
3,000,000	0.185	10/22/09	2,999,214
75,000,000	0.145	10/29/09	74,982,479
10,000,000	0.170	11/12/09	9,996,600
10,000,000	0.175	11/12/09	9,996,500
3,000,000	0.165	11/19/09	2,998,914
4,000,000	0.190	11/19/09	3,998,332
1,000,000	0.265	11/19/09	999,419
12,000,000	0.295	11/19/09	11,992,232
6,000,000	0.300	11/19/09	5,996,050
3,000,000	0.245	12/17/09	2,997,815
5,000,000	0.300	12/17/09	4,995,542
3,000,000	0.305	12/17/09	2,997,280
2,000,000	0.315	12/17/09	1,998,128
2,000,000	0.265	01/21/10	1,997,910
1,000,000	0.270	01/21/10	998,935
19,000,000	0.240 (a)	03/04/10	18,976,947
1,300,000	0.470	04/01/10	1,296,402
4,000,000	0.495	04/01/10	3,988,340
5,000,000	0.500	04/01/10	4,985,278
2,000,000	0.415	06/10/10	1,993,498
6,000,000	0.435	06/10/10	5,979,555
12,000,000	0.445	06/10/10	11,958,170
5,000,000	0.450	06/10/10	4,982,375
11,500,000	0.400	06/17/10	11,463,072
7,700,000	0.410	06/17/10	7,674,656
2,000,000	0.415	06/17/10	1,993,337
5,500,000	0.430	06/17/10	5,481,014
7,300,000	0.442	06/17/10	7,274,068
United States Treasury Note
7,000,000	6.500	02/15/10	7,181,973

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$444,133,242

Repurchase Agreements(b) – 47.5%

HSBS Securities (USA), Inc.
$100,000,000	0.200%	09/01/09	$100,000,000
Maturity Value: $100,000,556
Collateralized by U.S. Treasury Note, 3.375%, due 07/31/13. The market value of the collateral, including accrued interest, was $102,001,728.
Joint Repurchase Agreement Account I
223,800,000	0.209	09/01/09	223,800,000
Maturity Value: $223,801,299
UBS Securities LLC
60,900,000	0.170	09/01/09	60,900,000
Maturity Value: $60,900,288

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/10 to 05/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/09. The aggregate market value of the collateral, including accrued interest, was $62,118,492.

TOTAL REPURCHASE AGREEMENTS			$384,700,000

TOTAL INVESTMENTS – 102.4%			$828,833,242

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%			(19,089,357)

NET ASSETS – 100.0%			$809,743,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Account I appears on page 36.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

ILA PORTFOLIOS

Schedule of Investments (continued)
August 31, 2009

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I — At August 31, 2009, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $223,800,000 in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,200,000,000	0.20%	09/01/09	$1,200,006,667

Barclays Capital, Inc.	1,406,300,000	0.22	09/01/09	1,406,308,594

Citigroup Global Markets, Inc.	1,000,000,000	0.20	09/01/09	1,000,005,556

Credit Suisse Securities (USA) LLC	2,000,000,000	0.20	09/01/09	2,000,011,111

JPMorgan Securities	3,500,000,000	0.22	09/01/09	3,500,021,389

Morgan Stanley & Co.	700,000,000	0.20	09/01/09	700,003,889

RBS Securities, Inc.	1,500,000,000	0.20	09/01/09	1,500,008,333

TOTAL				$11,306,365,539

At August 31, 2009, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 4.250% to 6.875%, due 08/15/25 to 05/15/39; U.S. Treasury Inflation Protected Securities, 1.875% to 2.000%, due 04/15/12 to 07/15/15; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 09/15/09 to 02/15/38; U.S. Treasury Notes, 0.875% to 11.750%, due 02/15/10 to 08/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/09 to 02/15/23. The aggregate market value of the collateral, including accrued interest, was $11,532,438,224.

The accompanying notes are an integral part of these financial statements.

ILA PORTFOLIOS

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II — At August 31, 2009, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Money Market	$97,500,000

Prime Obligations	184,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,850,000,000	0.22%	09/01/09	$3,850,023,528

Barclays Capital, Inc.	11,999,900,000	0.22	09/01/09	11,999,973,333

Citigroup Global Markets, Inc.	8,000,000,000	0.21	09/01/09	8,000,046,667

Credit Suisse Securities (USA) LLC	2,450,000,000	0.22	09/01/09	2,450,014,972

Deutsche Bank Securities, Inc.	3,100,000,000	0.22	09/01/09	3,100,018,944

JPMorgan Securities	4,150,000,000	0.21	09/01/09	4,150,024,208

Merrill Lynch & Co., Inc.	950,000,000	0.22	09/01/09	950,005,806

Morgan Stanley & Co.	6,700,000,000	0.22	09/01/09	6,700,040,944

RBS Securities, Inc.	500,000,000	0.22	09/01/09	500,003,056

UBS Securities LLC	1,650,000,000	0.21	09/01/09	1,650,009,625

Wachovia Capital Markets	550,000,000	0.22	09/01/09	550,003,361

TOTAL				$43,900,164,444

At August 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.625% to 7.350%, due 12/06/10 to 08/03/37; Federal Farm Credit Bank Principal-Only Stripped Security, 0.000%, due 12/16/15; Federal Home Loan Bank, 0.000% to 8.290%, due 09/15/09 to 06/12/37; Federal Home Loan Mortgage Corp., 0.000% to 15.000%, due 09/14/09 to 08/01/39; Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities, 0.000%, due 07/15/12 to 03/15/25; Federal National Mortgage Association, 0.000% to 16.000%, due 09/01/09 to 07/01/49; Federal National Mortgage Association Interest-Only Stripped Securities, 0.000% due 11/15/10 to 10/08/27; Government National Mortgage Association, 3.500% to 7.000%, due 02/15/18 to 08/20/39; Tennessee Valley Authority Interest-Only Stripped Security, 0.000%, due 11/01/10; U.S. Treasury Bill, 0.000%, due 09/24/09; U.S. Treasury Inflation Protected Securities, 1.375% to 2.625%, due 01/15/15 to 07/15/19; and U.S. Treasury Notes, 3.500% to 4.625%, due 11/15/09 to 11/15/18. The aggregate market value of the collateral, including accrued interest, was $44,990,900,182.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Assets and Liabilities
August 31, 2009

		Money
	Federal	Market
	Portfolio	Portfolio

Assets:

Investments in securities, at value based on amortized cost	$2,517,517,348	$315,132,161
Repurchase agreements, at value based on amortized cost	—	97,500,000
Cash	81,088	4,289
Receivables:
Interest	1,077,946	262,939
Reimbursement from investment adviser	—	16,791
Portfolio units/shares sold	—	36,394
Other assets	14,675	8,606

Total assets	2,518,691,057	412,961,180

Liabilities:

Payables:
Investment securities purchased	69,915,067	—
Amounts owed to affiliates	661,214	135,188
Portfolio units/shares redeemed	—	108,961
Dividend distribution	1,874	218
Accrued expenses	132,616	94,690

Total liabilities	70,710,771	339,057

Net Assets:

Paid-in capital	2,447,844,293	412,601,679
Undistributed net investment income	25,797	57,902
Accumulated net realized gain (loss) from investment transactions	110,196	(37,458)

NET ASSETS	$2,447,980,286	$412,622,123

Net asset value, offering and redemption price per unit/share	$1.00	$1.00

Net Assets:
ILA Units	$93,041,131	$383,283,807
ILA Administration Units	2,027,403,733	6,364,008
ILA Service Units	88,301,492	22,973,180
ILA Class B Units	—	—
ILA Class C Units	—	—
ILA Cash Management Shares	239,233,930	1,128

Total Net Assets	$2,447,980,286	$412,622,123

Units/Shares outstanding $0.001 par value (unlimited number of units/shares authorized):
ILA Units	93,035,963	383,269,732
ILA Administration Units	2,027,291,105	6,363,774
ILA Service Units	88,296,586	22,972,336
ILA Class B Units	—	—
ILA Class C Units	—	—
ILA Cash Management Shares	239,220,639	1,129

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Prime	Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
Obligations	California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$423,220,421	$315,919,426	$1,014,906,618	$293,102,861	$915,244,047	$444,133,242
204,700,000	—	—	—	—	384,700,000
60,645	50,297	1,091,063	14,783	80,918	61,460

217,501	474,219	2,297,124	504,275	102,528	20,957
20,420	—	—	1,269	—	—
—	—	600	—	—	—
16,252	13,880	28,823	11,655	14,473	921

628,235,239	316,457,822	1,018,324,228	293,634,843	915,441,966	828,916,580

—	3,700,090	23,407,000	—	17,978,160	18,976,947
181,799	68,648	314,186	59,245	138,594	157,318
—	—	12,777	—	—	—
424	—	—	—	2,938	5,582
95,813	73,980	133,544	72,474	23,724	32,848

278,036	3,842,718	23,867,507	131,719	18,143,416	19,172,695

627,892,675	312,633,096	994,373,207	293,456,844	896,820,860	809,562,880
222,923	—	8,447	642	—	130,525
(158,395)	(17,992)	75,067	45,638	477,690	50,480

$627,957,203	$312,615,104	$994,456,721	$293,503,124	$897,298,550	$809,743,885

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$48,432,344	$67,910,854	$154,561,361	$50,211,262	$19,106,332	$18,801,784
45,403,644	244,701,458	824,744,823	243,215,045	617,058,358	172,377,308
428,031,199	1,756	15,000,909	75,782	199,312,896	403,341,331
29,318,145	—	—	—	—	—
51,091,875	—	—	—	—	—
25,679,996	1,036	149,628	1,035	61,820,964	215,223,462

$627,957,203	$312,615,104	$994,456,721	$293,503,124	$897,298,550	$809,743,885

48,430,005	67,904,859	154,517,393	50,202,296	19,104,542	18,798,001
45,401,450	244,679,857	824,510,253	243,172,213	617,000,558	172,342,629
428,006,935	1,756	14,996,642	75,769	199,294,227	403,260,185
29,316,762	—	—	—	—	—
51,088,931	—	—	—	—	—
25,678,756	1,036	149,585	1,034	61,815,174	215,180,163

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Operations

	Federal Portfolio
	For the Period	For the Fiscal
	January 1, 2009 to	Year Ended
	August 31, 2009*	December 31, 2008

Investment income:

Interest income—from unaffiliated issuers	$11,990,074	$74,188,194
Interest income—from affiliated issuers	—	—

Total investment income	11,990,074	74,188,194

Expenses:

Portfolio-Level Expenses:
Management fees	7,030,614	9,897,346
Transfer Agent fees	803,499	1,131,126
U.S. Treasury Temporary Guarantee Program fees	444,614	313,235
Custody and accounting fees	135,239	222,021
Registration fees	98,260	75,653
Printing fees	72,086	51,314
Professional fees	67,725	80,444
Trustee fees	11,500	15,689
Other	100,477	58,234

Subtotal	8,764,014	11,845,062
Class Specific Expenses:
Administration Unit fees	2,506,192	3,481,776
Service Unit fees	264,571	362,156
Distribution fees—Cash Management Shares	1,007,245	1,629,245
Cash Management Share fees	1,007,245	1,629,245
Distribution and Service fees—Class B Units	—	—
Distribution and Service fees—Class C Units	—	—

Total expenses	13,549,267	18,947,484

Less—expense reductions	(3,024,941)	(1,424,316)

Net expenses	10,524,326	17,523,168

NET INVESTMENT INCOME	1,465,748	56,665,026

Net realized gain (loss) from investment transactions	666,448	704,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,132,196	$57,369,925

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Money Market Portfolio		Prime Obligations Portfolio		Tax-Exempt California Portfolio
For the Period	For the Fiscal	For the Period	For the Fiscal	For the Period	For the Fiscal
January 1, 2009 to	Year Ended	January 1, 2009 to	Year Ended	January 1, 2009 to	Year Ended
August 31, 2009*	December 31, 2008	August 31, 2009*	December 31, 2008	August 31, 2009*	December 31, 2008

$2,526,440	$13,333,422	$3,513,941	$21,265,243	$1,613,214	$13,557,493
6,634	—	—	—	—	—

2,533,074	13,333,422	3,513,941	21,265,243	1,613,214	13,557,493

1,087,652	1,633,586	1,566,056	2,640,470	1,082,962	2,375,291
124,303	186,695	178,978	301,768	123,767	271,462
122,133	46,207	207,013	77,700	170,511	63,940
50,484	68,501	62,758	91,798	45,991	119,233
44,491	45,955	120,613	122,639	30,498	29,152
24,078	20,064	39,618	28,911	26,055	23,570
65,844	84,232	67,279	82,478	67,951	132,431
11,500	15,689	11,500	15,689	11,500	15,689
51,793	14,273	40,417	54,144	23,081	19,475

1,582,278	2,115,202	2,294,232	3,415,597	1,582,316	3,050,243

7,077	17,443	45,643	112,240	339,521	757,859
93,312	158,433	1,215,242	1,809,515	187	925
4	20	90,728	156,522	3	5
4	20	90,728	156,522	3	5
—	—	228,853	295,209	—	—
—	—	377,306	527,218	—	—

1,682,675	2,291,118	4,342,732	6,472,823	1,922,030	3,809,037

(147,604)	(44,499)	(1,351,688)	(222,451)	(397,383)	(86,514)

1,535,071	2,246,619	2,991,044	6,250,372	1,524,647	3,722,523

998,003	11,086,803	522,897	15,014,871	88,567	9,834,970

30,809	(68,267)	53,828	(193,080)	(17,992)	137,775

$1,028,812	$11,018,536	$576,725	$14,821,791	$70,575	$9,972,745

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Operations

	Tax-Exempt Diversified Portfolio
	For the Period	For the Fiscal
	January 1, 2009 to	Year Ended
	August 31, 2009*	December 31, 2008

Investment income:

Interest income—from unaffiliated issuers	$5,470,351	$28,583,342
Interest income—from affiliated issuers	—	—

Total investment income	5,470,351	28,583,342

Expenses:

Portfolio-Level Expenses:
Management fees	2,917,046	4,693,895
Transfer Agent fees	333,377	536,445
U.S. Treasury Temporary Guarantee Program fees	409,209	153,289
Custody and accounting fees	99,959	182,757
Professional fees	81,183	119,024
Registration fees	72,281	56,676
Printing fees	64,307	24,161
Trustee fees	11,500	15,689
Other	39,305	16,519

Subtotal	4,028,167	5,798,455
Class Specific Expenses:
Administration Unit fees	1,053,312	1,726,464
Service Unit fees	47,705	81,373
Distribution fees—Cash Management Shares	500	2,266
Cash Management Share fees	500	2,266

Total expenses	5,130,184	7,610,824

Less—expense reductions	(374,247)	(84,964)

Net expenses	4,755,937	7,525,860

NET INVESTMENT INCOME (LOSS)	714,414	21,057,482

Net realized gain from investment transactions	89,188	64,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$803,602	$21,121,969

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Tax-Exempt New York Portfolio		Treasury Instruments Portfolio		Treasury Obligations Portfolio
For the Period	For the Fiscal	For the Period	For the Fiscal	For the Period	For the Fiscal
January 1, 2009 to	Year Ended	January 1, 2009 to	Year Ended	January 1, 2009 to	Year Ended
August 31, 2009*	December 31, 2008	August 31, 2009*	December 31, 2008	August 31, 2009*	December 31, 2008

$1,249,135	$9,277,715	$1,895,822	$14,101,770	$1,714,513	$16,302,679
—	—	—	—	—	383,688

1,249,135	9,277,715	1,895,822	14,101,770	1,714,513	16,686,367

845,628	1,570,854	2,665,289	4,055,310	2,123,361	3,205,364
96,643	179,526	304,604	463,464	242,670	366,448
126,479	47,473	—	153,881	—	84,602
36,381	87,550	88,193	142,522	71,685	124,440
67,952	133,628	57,534	71,855	57,822	72,382
24,137	23,241	78,499	41,228	47,063	60,860
24,861	19,255	27,639	25,830	30,708	23,792
11,500	15,689	11,500	15,689	11,500	15,689
17,082	12,166	50,520	18,744	44,378	29,051

1,250,663	2,089,382	3,283,778	4,988,523	2,629,187	3,982,628

296,330	572,771	949,095	1,241,078	238,449	241,515
202	343	288,972	1,155,331	1,242,867	1,865,575
3	5	208,072	88,142	606,811	1,233,777
3	5	208,072	88,142	606,811	1,233,777

1,547,201	2,662,506	4,937,989	7,561,216	5,324,125	8,557,272

(373,453)	(134,365)	(2,198,192)	(296,149)	(2,689,862)	(1,526,708)

1,173,748	2,528,141	2,739,797	7,265,067	2,634,263	7,030,564

75,387	6,749,574	(843,975)	6,836,703	(919,750)	9,655,803

45,638	95,250	450,334	3,028,024	970,230	499,185

$121,025	$6,844,824	$(393,641)	$9,864,727	$50,480	$10,154,988

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Changes in Net Assets

	Federal Portfolio
	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

From operations:

Net investment income	$1,465,748	$56,665,026	$90,351,001
Net realized gain (loss) from investment transactions	666,448	704,899	103,190

Net increase in net assets resulting from operations	2,132,196	57,369,925	90,454,191

Distributions to units/shareholders:

From net investment income:
ILA Units	(127,802)	(1,944,949)	(2,296,548)
ILA Administration Units	(1,331,800)	(48,077,578)	(81,827,453)
ILA Service Units	(6,146)	(1,656,079)	(4,876,533)
ILA Class B Units	—	—	—
ILA Class C Units	—	—	—
ILA Cash Management Shares	—	(4,986,420)	(1,431,565)
From net realized gains:
ILA Units	(18,535)	(23,116)	—
ILA Administration Units	(463,642)	(575,265)	—
ILA Service Units	(17,868)	(22,303)	—
ILA Cash Management Shares	(56,207)	(82,130)	—

Total distributions to unit/shareholders	(2,022,000)	(57,367,840)	(90,432,099)

From units/share transactions (at $1.00 per unit/share):

Proceeds from sales of units/shares	1,710,137,129	5,493,454,019	4,066,200,277
Proceeds received in connection with merger	—	—	—
Reinvestment of distributions	1,987,046	55,965,563	88,111,960
Cost of units/shares redeemed	(2,820,454,450)	(4,284,143,450)	(3,845,299,187)

Net increase (decrease) in net assets resulting from units/share transactions	(1,108,330,275)	1,265,276,132	309,013,050

NET INCREASE (DECREASE)	(1,108,220,079)	1,265,278,217	309,035,142

Net assets:

Beginning of period	3,556,200,365	2,290,922,148	1,981,887,006

End of period	$2,447,980,286	$3,556,200,365	$2,290,922,148

Undistributed net investment income	$25,797	$25,797	$70,133

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Money Market Portfolio			Prime Obligations Portfolio
For the Period	For the Fiscal	For the Fiscal	For the Period	For the Fiscal	For the Fiscal
January 1, 2009 to	Year Ended	Year Ended	January 1, 2009 to	Year Ended	Year Ended
August 31, 2009*	December 31, 2008	December 31, 2007	August 31, 2009*	December 31, 2008	December 31, 2007

$998,003	$11,086,803	$20,654,849	$522,897	$15,014,871	$32,700,194
30,809	(68,267)	721	53,828	(193,080)	(1,657)

1,028,812	11,018,536	20,655,570	576,725	14,821,791	32,698,537

(962,236)	(9,914,570)	(16,166,340)	(105,070)	(2,664,152)	(9,157,871)
(10,239)	(271,529)	(516,010)	(58,933)	(1,833,868)	(4,053,876)
(25,526)	(832,369)	(3,973,168)	(281,792)	(8,782,487)	(16,376,304)
—	—	—	(4,675)	(386,961)	(725,335)
—	—	—	(8,277)	(686,888)	(1,389,299)
(2)	(68)	(52)	(14,406)	(540,679)	(995,855)

(14,449)	—	—	—	—	—
(266)	—	—	—	—	—
(942)	—	—	—	—	—
—	—	—	—	—	—

(1,013,660)	(11,018,536)	(20,655,570)	(473,153)	(14,895,035)	(32,698,540)

608,278,309	1,180,866,250	1,249,880,588	752,950,977	2,171,699,439	2,327,701,446
—	—	—	—	—	120,763,136
995,942	10,549,150	19,237,105	432,329	12,861,145	28,509,441
(672,894,030)	(1,168,392,392)	(1,375,366,871)	(833,172,431)	(2,221,397,336)	(2,405,695,010)

(63,619,779)	23,023,008	(106,249,178)	(79,789,125)	(36,836,752)	71,279,013

(63,604,627)	23,023,008	(106,249,178)	(79,685,553)	(36,909,996)	71,279,010

476,226,750	453,203,742	559,452,920	707,642,756	744,552,752	673,273,742

$412,622,123	$476,226,750	$453,203,742	$627,957,203	$707,642,756	$744,552,752

$57,902	$68,267	$—	$222,923	$138,976	$19,140

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Changes in Net Assets

	Tax-Exempt California Portfolio
	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

From operations:

Net investment income	$88,567	$9,834,970	$16,991,317
Net realized gain (loss) from investment transactions	(17,992)	137,775	47,721

Net increase in net assets resulting from operations	70,575	9,972,745	17,039,038

Distributions to units/shareholders:

From net investment income:
ILA Units	(52,876)	(2,688,492)	(4,358,918)
ILA Administration Units	(35,687)	(7,144,806)	(12,632,319)
ILA Service Units	(4)	(1,660)	(47)
ILA Cash Management Shares	—	(12)	(33)

From net realized gains:
ILA Units	—	(30,540)	(10,843)
ILA Administration Units	—	(113,884)	(33,539)
ILA Service Units	—	(88)	—
ILA Cash Management Shares	—	—	—

Total distributions to unit/shareholders	(88,567)	(9,979,482)	(17,035,699)

From units/share transactions (at $1.00 per unit/share):

Proceeds from sales of units/shares	822,532,838	3,900,399,008	3,804,253,403
Reinvestment of distributions	66,672	8,968,390	15,735,025
Cost of units/shares redeemed	(1,157,506,490)	(3,932,735,958)	(3,700,264,690)

Net increase (decrease) in net assets resulting from units/share transactions	(334,906,980)	(23,368,560)	119,723,738

NET INCREASE (DECREASE)	(334,924,972)	(23,375,297)	119,727,077

Net assets:

Beginning of period	647,540,076	670,915,373	551,188,296

End of period	$312,615,104	$647,540,076	$670,915,373

Undistributed (distributions in excess of) net investment income	$—	$—	$—

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Tax-Exempt Diversified Portfolio			Tax-Exempt New York Portfolio
For the Period	For the Fiscal	For the Fiscal	For the Period	For the Fiscal	For the Fiscal
January 1, 2009 to	Year Ended	Year Ended	January 1, 2009 to	Year Ended	Year Ended
August 31, 2009*	December 31, 2008	December 31, 2007	August 31, 2009*	December 31, 2008	December 31, 2007

$714,414	$21,057,482	$24,486,039	$75,387	$6,749,574	$10,499,398
89,188	64,487	170,879	45,638	95,250	36,945

803,602	21,121,969	24,656,918	121,025	6,844,824	10,536,343

(194,110)	(2,902,971)	(4,697,710)	(32,206)	(1,109,971)	(1,637,832)
(518,604)	(17,887,431)	(19,135,362)	(43,229)	(5,638,323)	(8,847,763)
(1,700)	(261,844)	(603,798)	(6)	(1,214)	(12,877)
—	(5,236)	(49,169)	—	(12)	(926)

—	(13,899)	(20,069)	—	(17,116)	(2,676)
—	(108,034)	(102,408)	—	(99,934)	(12,918)
—	(1,856)	(3,002)	—	(17)	(23)
—	—	(219)	—	—	—

(714,414)	(21,181,271)	(24,611,737)	(75,441)	(6,866,587)	(10,515,015)

2,534,987,466	8,572,292,192	5,388,870,889	859,052,986	3,919,710,279	2,321,520,992
701,319	20,669,556	22,910,126	74,300	6,804,928	10,201,992
(3,093,716,808)	(7,933,833,424)	(5,221,635,013)	(1,061,534,914)	(3,740,745,810)	(2,391,904,911)

(558,028,023)	659,128,324	190,146,002	(202,407,628)	185,769,397	(60,181,927)

(557,938,835)	659,069,022	190,191,183	(202,362,044)	185,747,634	(60,160,599)

1,552,395,556	893,326,534	703,135,351	495,865,168	310,117,534	370,278,133

$994,456,721	$1,552,395,556	$893,326,534	$293,503,124	$495,865,168	$310,117,534

$8,447	$(2,317)	$(2,317)	$642	$(1,880)	$(1,445)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Changes in Net Assets

	Treasury Instruments Portfolio
	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

From operations:

Net investment income (loss)	$(843,975)	$6,836,703	$12,774,070
Net realized gain from investment transactions	450,334	3,028,024	480,524

Net increase (decrease) in net assets resulting from operations	(393,641)	9,864,727	13,254,594

Distributions to units/shareholders:

From net investment income:
ILA Units	—	(126,926)	(235,007)
ILA Administration Units	—	(4,663,629)	(1,332,456)
ILA Service Units	—	(2,007,495)	(11,071,157)
ILA Cash Management Shares	—	(38,652)	(135,450)

From net realized gains:
ILA Units	(5,621)	(46,147)	(7,908)
ILA Administration Units	(105,522)	(1,964,405)	(61,990)
ILA Service Units	(7,781)	(406,140)	(371,645)
ILA Cash Management Shares	(4,485)	(50,368)	(4,638)

Total distributions to unit/shareholders	(123,409)	(9,303,762)	(13,220,251)

From units/share transactions (at $1.00 per unit/share):

Proceeds from sales of units/shares	452,975,399	3,875,885,975	1,096,110,239
Reinvestment of distributions	114,137	6,891,053	1,621,898
Cost of units/shares redeemed	(1,384,776,637)	(2,357,926,685)	(985,070,514)

Net increase (decrease) in net assets resulting from units/share transactions	(931,687,101)	1,524,850,343	112,661,623

NET INCREASE (DECREASE)	(932,204,151)	1,525,411,308	112,695,966

Net assets:

Beginning of period	1,829,502,701	304,091,393	191,395,427

End of period	$897,298,550	$1,829,502,701	$304,091,393

Undistributed net investment income	$—	$601,099	$40,134

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Treasury Obligations Portfolio
For the Period	For the Fiscal	For the Fiscal
January 1, 2009 to	Year Ended	Year Ended
August 31, 2009*	December 31, 2008	December 31, 2007

$(919,750)	$9,655,803	$27,737,673
970,230	499,185	77,630

50,480	10,154,988	27,815,303

—	(580,429)	(1,514,386)
—	(1,368,398)	(180,349)
—	(5,174,651)	(21,077,797)
—	(2,532,325)	(4,987,147)

(7,854)	(14,061)	—
(16,961)	(104,763)	—
(32,952)	(164,367)	—
(12,952)	(88,472)	—

(70,719)	(10,027,466)	(27,759,679)

1,124,033,671	3,344,131,061	2,787,181,226
25,863	3,860,629	2,774,632
(1,200,557,234)	(3,314,653,922)	(2,669,246,995)

(76,497,700)	33,337,768	120,708,863

(76,517,939)	33,465,290	120,764,487

886,261,824	852,796,534	732,032,047

$809,743,885	$886,261,824	$852,796,534

$130,525	$183,146	$224,771

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements
August 31, 2009

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/Non-Diversified

Federal, Money Market, Tax-Exempt Diversified, Treasury Instruments, Treasury Obligations	ILA, ILA Administration, ILA Service, ILA Cash Management	Diversified

Prime Obligations	ILA, ILA Administration, ILA Service, ILA Class B, ILA Class C, ILA Cash Management	Diversified

Tax-Exempt California, Tax-Exempt New York	ILA, ILA Administration, ILA Service, ILA Cash Management	Non-Diversified

The Portfolios seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.
Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”) serves as Distributor of the units/shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser to the Portfolios pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.
The Portfolios changed their fiscal year end from December 31 to August 31. GSAM has agreed to reimburse the Portfolios for any costs associated with changing the Portfolios’ fiscal year ends.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — It is the Portfolios’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM determines the difference between the Portfolios’ net asset value per share (“NAV”) based upon the amortized cost of the Portfolios’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

B. Security and Fund Share Transactions, and Interest Income — Security and fund share transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Portfolios based upon the relative proportion of settled shares of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line and/or “pro-rata” basis depending upon the nature of the expense and are accrued daily.

D. Federal Taxes and Distribution to Unit/Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its unit/shareholders. Accordingly, no federal income tax provisions are required. Distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Long-term capital gain distributions, if any, are declared and paid annually
The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. The source of the Portfolios’ distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character and are not adjusted for temporary differences.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The tax character of distributions paid during the fiscal period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007 was ordinary income for Federal, Money Market, Prime Obligations, Treasury Instruments and Treasury Obligations Portfolios. For the Tax-Exempt Portfolios the tax character of distributions paid during the fiscal period ended August 31, 2009 was as follows:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
	California	Diversified	New York

Distributions paid from:
Tax-Exempt Income	$88,567	$714,414	$75,441

For the Tax-Exempt Portfolios the tax character of distributions paid during the fiscal year ended December 31, 2008 was as follows:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
	California	Diversified	New York

Distributions paid from:
Tax-Exempt Income	$9,828,404	$21,038,258	$6,749,881
Taxable Income	125,886	120,112	83,575
Net long-term capital gains	25,192	22,901	33,131

Total Distributions	$9,979,482	$21,181,271	$6,866,587

For the Tax-Exempt Portfolios the tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
	California	Diversified	New York

Distributions paid from:
Tax-Exempt Income	$16,991,317	$24,486,039	$10,499,398
Taxable Income	356	44,892	—
Net long-term capital gains	44,026	80,806	15,617

Total Distributions	$17,035,699	$24,611,737	$10,515,015

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of August 31, 2009, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards for the Money Market, Prime Obligations and Tax-Exempt California Portfolios in addition to timing differences on certain Portfolios.

As of August 31, 2009, the following Portfolios had capital loss carryforwards for U.S. federal income tax purposes of:

	Money	Prime	Tax-Exempt
	Market	Obligations	California

Capital loss carryforward[1,2]
Expiring 2016	$37,458	$158,395	$—
Expiring 2017	—	—	17,992

[1]	Expiration occurs on August 31 of the year indicated.
[2]	The Money Market and Prime Obligations Portfolios utilized $30,809 and $53,828 of capital loss carryforwards in the current fiscal period, respectively.

The above are available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.

The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the NAV of the Portfolios. Reclassifications result primarily from dividend redesignations, net operating losses, certain non-deductible expenses, and differences in the tax treatment of inflation protected securities.

			Accumulated Undistributed
		Accumulated Net	Net Investment
Portfolio	Paid in Capital	Realized Gain (Loss)	Income

Money Market	$(5,292)	$15,657	$(10,365)

Prime Obligations	(34,203)	—	34,203

Tax-Exempt Diversified	(10,764)	—	10,764

Tax-Exempt New York	(2,576)	—	2,576

Treasury Instruments	(393,641)	150,765	242,876

Treasury Obligations	(18,098)	(849,031)	867,129

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E. Forward Commitment Transactions — The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements — Certain Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

3. AGREEMENTS

The Portfolio Contractual Fee table on the following page summarizes relevant contractual fee arrangements.

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and payable monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

B. Distribution Agreement and Service Plan — The Trust, on behalf of the Prime Obligations Portfolio for Class B and Class C Units, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs is entitled to a fee accrued daily and paid monthly from the Prime Obligations Portfolio for distribution services and personal and account maintenance fees. These fees are equal to an annual percentage rate of the average daily net assets attributable to both Class B and Class C Units, which may then be paid to Authorized Dealers.
The Trust, on behalf of Cash Management Shares (“CMS”) of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services equal to an annual percentage rate of the average daily net assets attributable to CMS.
Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained amounts related to the Distribution and Service Plans and a portion of the Prime Obligations Portfolio’s Class B and Class C Units’ contingent deferred sales charges are retained. During the period ended August 31, 2009, Goldman Sachs has advised

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

3. AGREEMENTS (continued)

that it retained approximately $8,500 in contingent deferred sales charges from Class C Units and did not retain any sales charges from Class B Units.

C. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (the “Plans”). The Plans allow for Administration Units, Service Units and CMS to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units/shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of the Administration Units, Service Units and CMS.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent for the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services are calculated daily and payable monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

E. Other Agreements — GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Service plan and Shareholder Administration plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) such that total annual operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a further reduction in the Portfolios’ net expenses.

F. Total Portfolio Expenses

Portfolio Contractual Fees
The contractual annualized rates for each of the Portfolios are as follows:

	All Portfolios					Prime Obligations
		ILA	ILA
		Administration	Service	ILA		ILA B		ILA C
	ILA Units	Units	Units	CMS		Units		Units

Management Fee	0.35%	0.35%	0.35%	0.35%		0.35%		0.35%
Distribution & Service Fees	N/A	N/A	N/A	0.50	*	1.00	**	1.00	**
Service Fees	N/A	0.15	0.40	0.50		N/A		N/A
Transfer Agency Fee	0.04	0.04	0.04	0.04		0.04		0.04

N/A — Reflects fees that are not applicable to respective unit/share classes.

*	Distribution (12b-1) fee only.

**	Consist of distribution services, and personal and account maintenance fees equal to 0.75% and 0.25%, respectively.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

3. AGREEMENTS (continued)

Portfolio Effective Net Expenses (After waivers and reimbursements)
During the period, GSAM has voluntarily agreed to waive a portion of its management fee attributable to certain Portfolios. Additionally, Goldman Sachs, as Distributor and Transfer Agent, has voluntarily agreed to waive all or a portion of its respective Class-Specific fees (consisting of Distribution and Service, Administration, Service plan and Shareholder Administration plan fees) attributable to the applicable unit/share classes and transfer agency fees attributable to the Portfolios. The following tables outline; i) such fees, net of waivers, ii) Other Expenses, net of reimbursements and custodian and transfer agent fee credit reductions, in order to determine each Portfolio’s net annualized expenses for the periods stated. The Portfolios are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of net expenses to average net assets for the period				Ratio of net expenses to average net assets for the fiscal
	January 1, 2009 to August 31, 2009*				year ended December 31, 2008
		ILA				ILA
		Administration	ILA Service			Administration	ILA Service
	ILA Units	Units	Units	ILA CMS	ILA Units	Units	Units	ILA CMS

Federal
Management fees	0.34%	0.34%	0.34%	0.34%	0.35%	0.35%	0.35%	0.35%
Distribution fees	N/A	N/A	N/A	0.05	N/A	N/A	N/A	0.07
Service fees	N/A	0.10	0.15	0.12	N/A	0.15	0.40	0.50
Transfer Agency fees	0.03	0.03	0.03	0.03	0.04	0.04	0.04	0.04
Other Expenses	0.04	0.04	0.04	0.04	0.03	0.03	0.03	0.03

Net Expenses	0.41%	0.51%	0.56%	0.58%	0.42%	0.57%	0.82%	0.99%

Money Market
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution fees	N/A	N/A	N/A	0.07	N/A	N/A	N/A	0.07
Service fees	N/A	0.13	0.26	0.23	N/A	0.15	0.40	0.50
Transfer Agency fees	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Other Expenses	0.07	0.07	0.07	0.07	0.05	0.05	0.05	0.05

Net Expenses	0.46%	0.59%	0.72%	0.76%	0.44%	0.59%	0.84%	1.01%

Tax-Exempt California
Management fees	0.33%	0.33%	0.33%	0.33%	0.35%	0.35%	0.35%	0.35%
Distribution fees	N/A	N/A	N/A	0.05	N/A	N/A	N/A	0.07
Service fees	N/A	0.05	0.08	0.03	N/A	0.15	0.38	0.33
Transfer Agency fees	0.03	0.03	0.03	0.03	0.04	0.04	0.04	0.04
Other Expenses	0.08	0.08	0.08	0.08	0.05	0.05	0.05	0.05

Net Expenses	0.44%	0.49%	0.52%	0.52%	0.44%	0.59%	0.82%	0.84%

Tax-Exempt Diversified
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution fees	N/A	N/A	N/A	0.09	N/A	N/A	N/A	0.07
Service fees	N/A	0.11	0.17	0.08	N/A	0.15	0.40	0.50
Transfer Agency fees	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Other Expenses	0.07	0.07	0.07	0.07	0.04	0.04	0.04	0.04

Net Expenses	0.46%	0.57%	0.63%	0.63%	0.43%	0.58%	0.83%	1.00%

*	Annualized.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

3. AGREEMENTS (continued)

	Ratio of net expenses to average net assets for the period				Ratio of net expenses to average net assets for the fiscal
	January 1, 2009 to August 31, 2009*				year ended December 31, 2008
		ILA				ILA
		Administration	ILA Service			Administration	ILA Service
	ILA Units	Units	Units	ILA CMS	ILA Units	Units	Units	ILA CMS

Tax-Exempt New York
Management fees	0.32%	0.32%	0.32%	0.32%	0.35%	0.35%	0.35%	0.35%
Distribution fees	N/A	N/A	N/A	0.04	N/A	N/A	N/A	0.07
Service fees	N/A	0.05	0.05	0.02	N/A	0.15	0.40	0.39
Transfer Agency fees	0.02	0.02	0.02	0.02	0.04	0.04	0.04	0.04
Other Expenses	0.08	0.08	0.08	0.08	0.05	0.05	0.05	0.05

Net Expenses	0.42%	0.47%	0.47%	0.48%	0.44%	0.59%	0.84%	0.90%

Treasury Instruments
Management fees	0.28%	0.28%	0.28%	0.28%	0.35%	0.35%	0.35%	0.35%
Distribution fees	N/A	N/A	N/A	0.02	N/A	N/A	N/A	0.07
Service fees	N/A	0.03	0.03	0.01	N/A	0.14	0.38	0.28
Transfer Agency fees	0.01	0.01	0.01	0.01	0.04	0.04	0.04	0.04
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04

Net Expenses	0.33%	0.36%	0.36%	0.36%	0.43%	0.57%	0.81%	0.78%

Treasury Obligations
Management fees	0.33%	0.33%	0.33%	0.33%	0.35%	0.35%	0.35%	0.35%
Distribution fees	N/A	N/A	N/A	0.03	N/A	N/A	N/A	0.07
Service fees	N/A	0.04	0.04	0.01	N/A	0.14	0.35	0.41
Transfer Agency fees	0.03	0.03	0.03	0.03	0.04	0.04	0.04	0.04
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04

Net Expenses	0.40%	0.44%	0.44%	0.44%	0.43%	0.57%	0.78%	0.91%

*	Annualized.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

3. AGREEMENTS (continued)

	Ratio of net expenses to average net assets for the period						Ratio of net expenses to average net assets for the fiscal
	January 1, 2009 to August 31, 2009*						year ended December 31, 2008
				ILA	ILA					ILA	ILA
		ILA	ILA	Class	Class			ILA	ILA	Class	Class
	ILA	Administration	Service	B	C	ILA	ILA	Administration	Service	B	C	ILA
	Units	Units	Units	Units	Units	CMS	Units	Units	Units	Units	Units	CMS

Prime Obligations
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution & Service fees	N/A	N/A	N/A	0.28	0.28	0.05	N/A	N/A	N/A	1.00	1.00	0.07
Service fees	N/A	0.11	0.21	N/A	N/A	0.18	N/A	0.15	0.40	N/A	N/A	0.50
Transfer Agency fees	0.03	0.03	0.03	0.03	0.03	0.03	0.04	0.04	0.04	0.04	0.04	0.04
Other Expenses	0.07	0.07	0.07	0.07	0.07	0.07	0.05	0.05	0.05	0.05	0.05	0.05

Net Expenses	0.45%	0.56%	0.66%	0.73%	0.73%	0.68%	0.44%	0.59%	0.84%	1.44%	1.44%	1.01%

*	Annualized.

For the period ended August 31, 2009, expense reductions including waivers, expense reimbursements and fee credits, were as follows (in thousands):

					Distribution,
	Management	Custody		Transfer Agent	Administration	Other
	Fee	Fee		Fee	and Service Plans	Expense
Portfolio	Waivers	Reductions		Reductions	Fee Waivers	Reimbursements	Total

Federal	$148	$12		$156	$2,676	$33	$3,025

Money Market	—	—	*	2	35	111	148

Prime Obligations	14	—	*	24	1,168	146	1,352

Tax-Exempt California	72	—	*	27	230	68	397

Tax-Exempt Diversified	3	—	*	29	315	27	374

Tax-Exempt New York	72	—	*	37	189	75	373

Treasury Instruments	529	11		193	1,448	17	2,198

Treasury Obligations	116	—	*	73	2,484	17	2,690

*	Amount is less than $500.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

3. AGREEMENTS (continued)

For the fiscal year ended December 31, 2008, expense reductions, including waivers, expense reimbursements and fee credits, were as follows (in thousands):

			Distribution,
			Administration
	Custody	Transfer Agent	and Service Plans		Other
	Fee	Fee	Fee		Expense
Portfolio	Reductions	Reductions	Waivers		Reimbursements	Total

Federal	$23	$—	$1,401		$—	$1,424

Money Market	1	—	—	*	43	44

Prime Obligations	1	6	134		81	222

Tax-Exempt California	46	—	—	*	41	87

Tax-Exempt Diversified	83	—	2		—	85

Tax-Exempt New York	40	—	—	*	94	134

Treasury Instruments	25	—	271		—	296

Treasury Obligations	3	—	1,524		—	1,527

*	Amount is less than $500.

As of August 31, 2009, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

	Management	Transfer Agent
Portfolio	Fees	Fees		Total

Federal	$661	$—		$661

Money Market	123	12		135

Prime Obligations	171	11		182

Tax-Exempt California	69	—		69

Tax-Exempt Diversified	297	17		314

Tax-Exempt New York	59	—	*	59

Treasury Instruments	139	—		139

Treasury Obligations	157	—		157

*	Amount is less than $500.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

3. AGREEMENTS (continued)

G. Line of Credit Facility — The Portfolios participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers may increase the credit amount by an additional $340,000,000, for a total up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the period ended August 31, 2009 and the fiscal year ended December 31, 2008, the Portfolios did not have any borrowings under the facility. Prior to May 12, 2009, the amount available through the facility was $700,000,000.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy:

Federal	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$1,011,813,518	$1,505,703,830	$—

Money Market	Level 1	Level 2(a)	Level 3

U.S. Treasuries and Other U.S. Government Obligations and Agencies	$3,983,080	$96,697,165	$—
Corporate Obligations (including repurchase agreements)	—	311,951,916	—

Total	$3,983,080	$408,649,081	$—

Prime Obligations	Level 1	Level 2(a)	Level 3

U.S. Treasuries and Other U.S. Government Obligations and Agencies	$8,964,537	$178,171,404	$—
Corporate Obligations (including repurchase agreements)	—	440,784,480	—

Total	$8,964,537	$618,955,884	$—

Tax-Exempt California	Level 1	Level 2(a)	Level 3

Municipal Debt Obligations	$—	$315,919,426	$—

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

4. FAIR VALUE OF INVESTMENTS (continued)

Tax-Exempt Diversified	Level 1	Level 2(a)	Level 3

Municipal Debt Obligations	$—	$1,014,906,618	$—

Tax-Exempt New York	Level 1	Level 2(a)	Level 3

Municipal Debt Obligations	$—	$293,102,861	$—

Treasury Instruments	Level 1	Level 2(a)	Level 3

U.S. Treasuries	$915,244,047	$—	$—

Treasury Obligations	Level 1	Level 2(a)	Level 3

U.S. Treasuries	$444,133,242	$—	$—
Corporate Obligations (including repurchase agreements)	—	384,700,000	—

Total	$444,133,242	$384,700,000	$—

(a)	The Portfolios utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

5. OTHER RISKS

A. Interest Rate Risk — In a declining interest rate environment, low yields on the Portfolios’ holdings may have an adverse impact on the Portfolios’ ability to provide a positive yield to its unit/shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as Distribution and Service, Administration, Service plan and Shareholder Administration plan, transfer agency and management fees) which can fluctuate daily.

B. Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

C. Portfolio Concentrations — The Tax-Exempt Portfolios have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
In particular, the Tax-Exempt California and Tax-Exempt New York Portfolios may be affected by the adverse events currently affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Portfolios’ income, NAV and ability to preserve capital or liquidity could be adversely affected.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

A. Temporary Guarantee Program — On October 3, 2008, the trustees of the Portfolios approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program (the “Program”) for the Portfolios and other Goldman Sachs registered money market funds. Each of these Portfolios paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the trustees approved participation in the extension of the program through April 30, 2009, on behalf of the Federal, Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. Subsequently, on April 9, 2009, the trustees approved further participation in the Program through September 18, 2009 on behalf of the Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. With each extension of the Program, the participating Portfolios paid the Treasury an additional fee based on the number of shares outstanding as of September 19, 2008.
Pursuant to its terms, the Program terminated on September 18, 2009, and therefore the guarantee of a $1.00 NAV price per share provided by the Program is no longer in effect for any of the Portfolios or any other money market fund. Under the Program, if a participating Portfolio’s market-based net asset value per share had dropped below $0.995 on any day while the Program was in effect, shareholders of record on that date who also held shares in the participating Portfolio on September 19, 2008 may have been eligible to receive a payment from the Treasury upon liquidation of that Portfolio. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Portfolios without regard to any expense limitation in effect for those Portfolios. Such amounts are represented in the U.S. Treasury Temporary Guarantee Program fees on the Statements of Operations.

B. New Accounting Pronouncement — In May 2009, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”). This standard requires disclosure in the financial statements to reflect the effects of subsequent events that provide additional information on conditions about the financial statements as of the balance sheet date (recognized subsequent events) and disclosure of subsequent events that provide additional information about conditions after the balance sheet date if the financial statements would otherwise be misleading (unrecognized subsequent events). FAS 165 is effective for interim and annual financial statements issued for fiscal periods ending after June 15, 2009. For purposes of inclusion in the financial statements, GSAM has concluded that subsequent events after the balance sheet date have been evaluated through October 16, 2009, the date that the financial statements were issued.

C. Exemptive Orders — Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

D. Mergers and Reorganizations — At a meeting held on November 9, 2006, the trustees approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Money Market Fund by the Prime Obligations Portfolio. The reorganization was completed on June 25, 2007 as of the close of business June 22, 2007. Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

7. OTHER MATTERS (continued)

Money Market Fund (“Acquired Fund”) Class B, Class C, Class A and Class Y were reorganized into Prime Obligations (“Survivor Portfolio”) Class B, Class C, Service Class and Service Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of June 22, 2007

Prime Obligations Class B /	20,692,010	$20,691,977	20,692,010
AXA Enterprise Money Market Class B

Prime Obligations Class C /	9,678,595	9,679,073	9,678,595
AXA Enterprise Money Market Class C

Prime Obligations Service Class /	76,773,580	76,776,891	76,773,580
AXA Enterprise Money Market Class A

Prime Obligations Service Class /	13,614,912	13,615,195	13,614,912
AXA Enterprise Money Market Class Y

The following chart shows the Survivor Portfolio’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization).

	Survivor Portfolio’s	Acquired Fund’s	Survivor Portfolio’s
	Aggregate Net	Aggregate Net	Aggregate Net
	Assets before	Assets before	Assets immediately
Survivor/Acquired Fund	reorganization	reorganization	after reorganization

Prime Obligations / AXA Enterprise Money Market	$367,979,094	$120,763,136	$488,742,230

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE)

Unit/share activity is as follows:

	Federal Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	95,220,322	218,638,252	238,528,451
Reinvestment of distributions	127,706	1,462,621	2,102,478
Units redeemed	(122,077,467)	(183,280,163)	(185,280,798)

	(26,729,439)	36,820,710	55,350,131

ILA Administration Units
Units sold	746,647,507	2,794,724,701	2,250,491,335
Reinvestment of distributions	1,801,103	48,617,381	81,821,050
Units redeemed	(1,697,693,783)	(1,872,448,581)	(2,082,355,535)

	(949,245,173)	970,893,501	249,956,850

ILA Service Units
Units sold	447,364,848	865,435,007	1,150,810,640
Reinvestment of distributions	15,423	894,795	2,756,873
Units redeemed	(475,813,788)	(845,536,352)	(1,255,980,462)

	(28,433,517)	20,793,450	(102,412,949)

ILA Cash Management Shares
Shares sold	420,904,452	1,614,656,059	426,369,851
Reinvestment of distributions	42,814	4,990,766	1,431,559
Shares redeemed	(524,869,412)	(1,382,878,354)	(321,682,392)

	(103,922,146)	236,768,471	106,119,018

NET INCREASE (DECREASE) IN UNITS/SHARES	(1,108,330,275)	1,265,276,132	309,013,050

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Money Market Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	320,751,999	651,055,659	394,351,000
Reinvestment of distributions	970,913	9,781,810	15,942,966
Units redeemed	(370,317,416)	(622,782,288)	(310,414,161)

	(48,594,504)	38,055,181	99,879,805

ILA Administration Units
Units sold	59,262,611	108,648,220	75,760,439
Reinvestment of distributions	14	3,447	44,151
Units redeemed	(61,526,195)	(114,407,759)	(70,992,605)

	(2,263,570)	(5,756,092)	4,811,985

ILA Service Units
Units sold	228,263,699	421,108,154	779,769,149
Reinvestment of distributions	25,014	763,827	3,249,937
Units redeemed	(241,049,832)	(431,148,669)	(993,959,532)

	(12,761,119)	(9,276,688)	(210,940,446)

ILA Cash Management Shares
Shares sold	—	54,217	—
Reinvestment of distributions	1	66	51
Shares redeemed	(587)	(53,676)	(573)

	(586)	607	(522)

NET INCREASE (DECREASE) IN UNITS/SHARES	(63,619,779)	23,023,008	(106,249,178)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Prime Obligations Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	213,903,051	808,771,421	953,084,583
Reinvestment of distributions	69,018	905,137	5,596,566
Units redeemed	(217,589,880)	(878,821,247)	(1,128,382,601)

	(3,617,811)	(69,144,689)	(169,701,452)

ILA Administration Units
Units sold	75,782,305	157,637,411	185,774,657
Reinvestment of distributions	58,530	1,778,939	4,016,810
Units redeemed	(77,048,321)	(208,577,658)	(167,779,328)

	(1,207,486)	(49,161,308)	22,012,139

ILA Service Units
Units sold	259,075,863	739,510,256	822,109,499
Shares issued in connection with merger	—	—	90,388,492
Units converted from ILA Class B(a)	1,999,513	3,732,186	2,944,065
Reinvestment of distributions	277,879	8,594,013	15,863,205
Units redeemed	(299,835,535)	(719,702,758)	(773,683,207)

	(38,482,280)	32,133,697	157,622,054

ILA Class B Units
Units sold	11,204,269	33,986,143	11,047,825
Shares issued in connection with merger	—	—	20,692,010
Units converted to ILA Service Units(a)	(1,999,513)	(3,732,186)	(2,944,065)
Reinvestment of distributions	4,474	368,312	684,573
Units redeemed	(15,039,741)	(21,445,659)	(12,817,904)

	(5,830,511)	9,176,610	16,662,439

ILA Class C Units
Units sold	21,704,201	69,244,862	71,220,634
Shares issued in connection with merger	—	—	9,678,595
Reinvestment of distributions	8,041	677,754	1,357,904
Units redeemed	(32,221,109)	(51,987,595)	(56,985,831)

	(10,508,867)	17,935,021	25,271,302

ILA Cash Management Shares
Shares sold	171,281,288	362,549,346	282,636,629
Reinvestment of distributions	14,387	536,990	990,383
Shares redeemed	(191,437,845)	(340,862,419)	(264,218,520)

	(20,142,170)	22,223,917	19,408,492

NET INCREASE (DECREASE) IN UNITS/SHARES	(79,789,125)	(36,836,752)	71,274,974

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Class B Units will automatically convert into Service Units at the end of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Tax-Exempt California Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	59,293,679	388,364,398	466,165,317
Reinvestment of distributions	31,077	1,841,373	4,136,157
Units redeemed	(138,749,217)	(419,311,817)	(424,158,138)

	(79,424,461)	(29,106,046)	46,143,336

ILA Administration Units
Units sold	761,899,864	3,505,323,315	3,338,086,936
Reinvestment of distributions	35,595	7,126,986	11,598,789
Units redeemed	(1,016,974,218)	(3,507,156,606)	(3,276,096,489)

	(255,038,759)	5,293,695	73,589,236

ILA Service Units
Units sold	1,339,295	6,711,295	150
Reinvestment of distributions	—	21	48
Units redeemed	(1,783,055)	(6,267,535)	(210)

	(443,760)	443,781	(12)

ILA Cash Management Shares
Shares sold	—	—	1,000
Reinvestment of distributions	—	10	31
Shares redeemed	—	—	(9,853)

	—	10	(8,822)

NET INCREASE (DECREASE) IN UNITS/SHARES	(334,906,980)	(23,368,560)	119,723,738

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Tax-Exempt Diversified Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	214,990,104	315,886,136	228,659,362
Reinvestment of distributions	193,358	2,874,882	4,636,168
Units redeemed	(231,661,338)	(294,767,989)	(211,421,550)

	(16,477,876)	23,993,029	21,873,980

ILA Administration Units
Units sold	2,286,671,578	8,185,735,991	5,071,224,271
Reinvestment of distributions	506,674	17,632,663	17,996,875
Units redeemed	(2,820,946,820)	(7,569,902,994)	(4,921,515,196)

	(533,768,568)	633,465,660	167,705,950

ILA Service Units
Units sold	33,102,262	69,462,858	73,553,820
Reinvestment of distributions	1,287	161,943	277,083
Units redeemed	(40,977,052)	(67,307,994)	(71,011,757)

	(7,873,503)	2,316,807	2,819,146

ILA Cash Management Shares
Shares sold	223,522	1,207,207	15,433,436
Reinvestment of distributions	—	68	—
Shares redeemed	(131,598)	(1,854,447)	(17,686,510)

	91,924	(647,172)	(2,253,074)

NET INCREASE (DECREASE) IN UNITS/SHARES	(558,028,023)	659,128,324	190,146,002

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Tax-Exempt New York Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	46,673,142	155,327,016	104,259,372
Reinvestment of distributions	30,915	1,086,664	1,586,163
Units redeemed	(73,458,475)	(135,805,178)	(86,016,859)

	(26,754,418)	20,608,502	19,828,676

ILA Administration Units
Units sold	812,379,844	3,764,383,166	2,216,969,652
Reinvestment of distributions	43,379	5,717,274	8,602,008
Units redeemed	(988,076,439)	(3,604,547,008)	(2,304,090,205)

	(175,653,216)	165,553,432	(78,518,545)

ILA Service Units
Units sold	—	—	—
Reinvestment of distributions	6	978	12,901
Units redeemed	—	(393,432)	(1,000)

	6	(392,454)	11,901

ILA Cash Management Shares
Shares sold	—	97	291,968
Reinvestment of distributions	—	12	920
Shares redeemed	—	(192)	(1,796,847)

	—	(83)	(1,503,959)

NET INCREASE (DECREASE) IN UNITS/SHARES	(202,407,628)	185,769,397	(60,181,927)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
August 31, 2009

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Treasury Instruments Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	9,376,114	177,629,889	40,821,869
Reinvestment of distributions	5,345	153,053	234,875
Units redeemed	(18,376,716)	(158,736,545)	(35,604,952)

	(8,995,257)	19,046,397	5,451,792

ILA Administration Units
Units sold	89,557,196	2,639,237,676	221,320,061
Reinvestment of distributions	104,375	6,569,141	1,233,870
Units redeemed	(1,083,187,673)	(1,147,894,376)	(133,155,985)

	(993,526,102)	1,497,912,441	89,397,946

ILA Service Units
Units sold	349,470,683	957,193,277	818,892,274
Reinvestment of distributions	19	79,833	13,060
Units redeemed	(273,645,059)	(1,008,941,821)	(802,374,161)

	75,825,643	(51,668,711)	16,531,173

ILA Cash Management Shares
Shares sold	4,571,406	101,825,133	15,076,035
Reinvestment of distributions	4,398	89,026	140,093
Shares redeemed	(9,567,189)	(42,353,943)	(13,935,416)

	(4,991,385)	59,560,216	1,280,712

NET INCREASE (DECREASE) IN UNITS/SHARES	(931,687,101)	1,524,850,343	112,661,623

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

8. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Treasury Obligations Portfolio

	For the Period	For the Fiscal	For the Fiscal
	January 1, 2009 to	Year Ended	Year Ended
	August 31, 2009*	December 31, 2008	December 31, 2007

ILA Units
Units sold	167,915,797	396,081,148	519,817,296
Reinvestment of distributions	3,767	240,984	359,516
Units redeemed	(184,848,582)	(400,748,510)	(505,198,092)

	(16,929,018)	(4,426,378)	14,978,720

ILA Administration Units
Units sold	205,656,076	856,257,204	75,754,697
Reinvestment of distributions	16,663	1,472,172	176,710
Units redeemed	(309,904,258)	(598,065,203)	(59,173,930)

	(104,231,519)	259,664,173	16,757,477

ILA Service Units
Units sold	396,772,007	1,549,743,642	1,262,499,454
Reinvestment of distributions	36	10,711	24,862
Units redeemed	(382,243,568)	(1,595,719,793)	(1,475,114,322)

	14,528,475	(45,965,440)	(212,590,006)

ILA Cash Management Shares
Shares sold	353,689,791	542,049,067	929,109,779
Reinvestment of distributions	5,397	2,136,762	2,213,544
Shares redeemed	(323,560,826)	(720,120,416)	(629,760,651)

	30,134,362	(175,934,587)	301,562,672

NET INCREASE (DECREASE) IN UNITS/SHARES	(76,497,700)	33,337,768	120,708,863

*	The Portfolio changed its fiscal year end from December 31 to August 31.

ILA FEDERAL PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Unit/Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0012	(b)	$(0.0012	)(b)
2009-ILA Administration Units	1.00	0.0006	(b)	(0.0006	)(b)
2009-ILA Service Units	1.00	0.0002	(b)	(0.0002	)(b)
2009-ILA Cash Management Shares	1.00	0.0001	(b)	(0.0001	)(b)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.023	(b)	(0.023	)(b)
2008-ILA Administration Units	1.00	0.021	(b)	(0.021	)(b)
2008-ILA Service Units	1.00	0.019	(b)	(0.019	)(b)
2008-ILA Cash Management Shares	1.00	0.017	(b)	(0.017	)(b)

2007-ILA Units	1.00	0.047		(0.047)
2007-ILA Administration Units	1.00	0.046		(0.046)
2007-ILA Service Units	1.00	0.043		(0.043)
2007-ILA Cash Management Shares	1.00	0.042		(0.042)

2006-ILA Units	1.00	0.046		(0.046)
2006-ILA Administration Units	1.00	0.044		(0.044)
2006-ILA Service Units	1.00	0.042		(0.042)
2006-ILA Cash Management Shares	1.00	0.038		(0.038)

2005-ILA Units	1.00	0.028		(0.028)
2005-ILA Administration Units	1.00	0.026		(0.026)
2005-ILA Service Units	1.00	0.024		(0.024)
2005-ILA Cash Management Shares	1.00	0.022		(0.022)

2004-ILA Units	1.00	0.010		(0.010)
2004-ILA Administration Units	1.00	0.008		(0.008)
2004-ILA Service Units	1.00	0.006		(0.006)
2004-ILA Cash Management Shares	1.00	0.004		(0.004)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contains $0.0002 and $(0.0002), $0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
(c)	Annualized.
(d)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

ILA FEDERAL PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.12%	$93,041	0.41	%(c)	0.18	%(c)	0.43	%(c)	0.16	%(c)
1.00	0.06	2,027,404	0.51	(c)	0.08	(c)	0.58	(c)	0.01	(c)
1.00	0.02	88,301	0.56	(c)	0.01	(e)	0.83	(c)	(0.26	)(c)
1.00	0.01	239,234	0.58	(c)	—-	(c)(d)	1.43	(c)	(0.85	)(c)

1.00	2.31	119,766	0.42		2.16		0.42		2.16
1.00	2.16	2,976,558	0.57		2.08		0.57		2.08
1.00	1.90	116,731	0.82		1.83		0.82		1.83
1.00	1.73	343,145	0.99		1.53		1.42		1.10

1.00	4.85	82,946	0.41		4.67		0.42		4.66
1.00	4.69	2,005,664	0.56		4.60		0.57		4.59
1.00	4.43	95,938	0.81		4.11		0.82		4.10
1.00	4.25	106,375	0.98		3.77		1.42		3.33

1.00	4.65	27,595	0.41		4.32		0.41		4.32
1.00	4.49	1,755,687	0.56		4.41		0.56		4.41
1.00	4.23	198,350	0.81		4.18		0.81		4.18
1.00	4.06	255	0.98		3.81		1.41		3.38

1.00	2.82	784,191	0.41		2.74		0.41		2.74
1.00	2.67	1,481,451	0.56		2.64		0.56		2.64
1.00	2.41	204,181	0.81		2.39		0.81		2.39
1.00	2.24	124,382	0.98		2.13		1.41		1.70

1.00	0.97	937,553	0.41		0.94		0.41		0.94
1.00	0.82	1,412,667	0.56		0.84		0.56		0.84
1.00	0.57	230,227	0.81		0.54		0.81		0.54
1.00	0.42	151,658	0.94		0.26		1.41		(0.21)

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Unit/Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0022	(b)	$(0.0022	)(b)
2009-ILA Administration Units	1.00	0.0014	(b)	(0.0014	)(b)
2009-ILA Service Units	1.00	0.0007	(b)	(0.0007	)(b)
2009-ILA Cash Management Shares	1.00	0.0005	(b)	(0.0005	)(b)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.024		(0.024)
2008-ILA Administration Units	1.00	0.022		(0.022)
2008-ILA Service Units	1.00	0.020		(0.020)
2008-ILA Cash Management Shares	1.00	0.018		(0.018)

2007-ILA Units	1.00	0.049		(0.049)
2007-ILA Administration Units	1.00	0.047		(0.047)
2007-ILA Service Units	1.00	0.045		(0.045)
2007-ILA Cash Management Shares	1.00	0.043		(0.043)

2006-ILA Units	1.00	0.046		(0.046)
2006-ILA Administration Units	1.00	0.045		(0.045)
2006-ILA Service Units	1.00	0.042		(0.042)
2006-ILA Cash Management Shares	1.00	0.040		(0.040)

2005-ILA Units	1.00	0.029		(0.029)
2005-ILA Administration Units	1.00	0.027		(0.027)
2005-ILA Service Units	1.00	0.025		(0.025)
2005-ILA Cash Management Shares	1.00	0.023		(0.023)

2004-ILA Units	1.00	0.010		(0.010)
2004-ILA Administration Units	1.00	0.009		(0.009)
2004-ILA Service Units	1.00	0.006		(0.006)
2004-ILA Cash Management Shares	1.00	0.005		(0.005)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.00003 and $(0.00003) of net realized capital gains and distributions from net realized gains, respectively.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.22%	$383,284	0.46	%(c)	0.33	%(c)	0.49	%(c)	0.30	%(c)
1.00	0.14	6,364	0.59	(c)	0.21	(c)	0.64	(c)	0.16	(c)
1.00	0.07	22,973	0.72	(c)	0.10	(c)	0.89	(c)	(0.07	)(c)
1.00	0.05	1	0.76	(c)	0.10	(c)	1.49	(c)	(0.63	)(c)

1.00	2.40	431,864	0.44		2.41		0.45		2.40
1.00	2.25	8,627	0.59		2.35		0.60		2.34
1.00	1.99	35,734	0.84		2.12		0.85		2.11
1.00	1.82	2	1.01		1.67		1.45		1.23

1.00	5.02	393,809	0.44		4.90		0.47		4.87
1.00	4.86	14,383	0.59		4.75		0.62		4.72
1.00	4.60	45,010	0.84		4.52		0.87		4.49
1.00	4.42	1	1.01		4.51		1.47		4.05

1.00	4.72	293,929	0.43		4.54		0.43		4.54
1.00	4.57	9,571	0.57		4.31		0.57		4.31
1.00	4.31	255,951	0.83		4.22		0.83		4.22
1.00	4.13	2	0.99		3.87		1.42		3.44

1.00	2.91	578,208	0.41		2.85		0.41		2.85
1.00	2.75	947,855	0.56		2.73		0.56		2.73
1.00	2.50	262,445	0.81		2.48		0.81		2.48
1.00	2.32	134,241	0.98		2.27		1.41		1.84

1.00	1.03	546,525	0.42		1.02		0.42		1.02
1.00	0.88	832,256	0.57		0.91		0.57		0.91
1.00	0.62	243,625	0.82		0.61		0.82		0.61
1.00	0.48	111,984	0.95		0.36		1.42		(0.11)

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset		Distributions
	value,	Net	from net
	beginning	investment	investment
Year—Unit/Share Class	of period	income	income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0020	$(0.0020)
2009-ILA Administration Units	1.00	0.0012	(0.0012)
2009-ILA Service Units	1.00	0.0006	(0.0006)
2009-ILA B Units	1.00	0.0001	(0.0001)
2009-ILA C Units	1.00	0.0001	(0.0001)
2009-ILA Cash Management Shares	1.00	0.0004	(0.0004)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.024	(0.024)
2008-ILA Administration Units	1.00	0.022	(0.022)
2008-ILA Service Units	1.00	0.020	(0.020)
2008-ILA B Units	1.00	0.014	(0.014)
2008-ILA C Units	1.00	0.014	(0.014)
2008-ILA Cash Management Shares	1.00	0.018	(0.018)

2007-ILA Units	1.00	0.049	(0.049)
2007-ILA Administration Units	1.00	0.047	(0.047)
2007-ILA Service Units	1.00	0.045	(0.045)
2007-ILA B Units	1.00	0.039	(0.039)
2007-ILA C Units	1.00	0.039	(0.039)
2007-ILA Cash Management Shares	1.00	0.043	(0.043)

2006-ILA Units	1.00	0.046	(0.046)
2006-ILA Administration Units	1.00	0.045	(0.045)
2006-ILA Service Units	1.00	0.042	(0.042)
2006-ILA B Units	1.00	0.036	(0.036)
2006-ILA C Units	1.00	0.036	(0.036)
2006-ILA Cash Management Shares	1.00	0.041	(0.041)

2005-ILA Units	1.00	0.029	(0.029)
2005-ILA Administration Units	1.00	0.027	(0.027)
2005-ILA Service Units	1.00	0.025	(0.025)
2005-ILA B Units	1.00	0.019	(0.019)
2005-ILA C Units	1.00	0.019	(0.019)
2005-ILA Cash Management Shares	1.00	0.023	(0.023)

2004-ILA Units	1.00	0.010	(0.010)
2004-ILA Administration Units	1.00	0.008	(0.008)
2004-ILA Service Units	1.00	0.006	(0.006)
2004-ILA B Units	1.00	0.003	(0.003)
2004-ILA C Units	1.00	0.003	(0.003)
2004-ILA Cash Management Shares	1.00	0.004	(0.004)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.20%	$48,432	0.45	%(b)	0.32	%(b)	0.49	%(b)	0.28	%(b)
1.00	0.12	45,404	0.56	(b)	0.20	(b)	0.64	(b)	0.12	(b)
1.00	0.06	428,031	0.66	(b)	0.10	(b)	0.89	(b)	(0.13	)(b)
1.00	0.01	29,318	0.73	(b)	0.03	(b)	1.49	(b)	(0.73	)(b)
1.00	0.01	51,092	0.73	(b)	0.03	(b)	1.49	(b)	(0.73	)(b)
1.00	0.04	25,680	0.68	(b)	0.09	(b)	1.49	(b)	(0.72	)(b)

1.00	2.38	52,042	0.44		2.37		0.45		2.36
1.00	2.23	46,604	0.59		2.46		0.60		2.45
1.00	1.97	466,445	0.84		1.96		0.85		1.95
1.00	1.36	35,144	1.44		1.33		1.45		1.32
1.00	1.36	61,592	1.44		1.33		1.45		1.32
1.00	1.80	45,816	1.01		1.75		1.45		1.31

1.00	5.01	121,193	0.43		4.92		0.44		4.91
1.00	4.86	95,770	0.58		4.75		0.59		4.74
1.00	4.59	434,359	0.83		4.49		0.84		4.48
1.00	3.97	25,971	1.43		3.88		1.44		3.87
1.00	3.97	43,663	1.43		3.89		1.44		3.88
1.00	4.42	23,597	1.00		4.32		1.44		3.88

1.00	4.73	290,894	0.43		4.70		0.46		4.67
1.00	4.58	73,758	0.58		4.44		0.61		4.41
1.00	4.32	276,733	0.83		4.26		0.86		4.23
1.00	3.69	9,308	1.43		3.63		1.46		3.60
1.00	3.69	18,392	1.43		3.63		1.46		3.60
1.00	4.14	4,189	1.00		3.98		1.46		3.52

1.00	2.91	135,351	0.43		2.81		0.46		2.78
1.00	2.75	110,480	0.58		2.79		0.61		2.76
1.00	2.50	228,238	0.83		2.45		0.86		2.42
1.00	1.90	12,304	1.43		1.80		1.46		1.77
1.00	1.90	19,781	1.43		1.87		1.46		1.84
1.00	2.32	5,585	1.00		2.29		1.46		1.83

1.00	1.00	160,780	0.43		1.00		0.47		0.96
1.00	0.85	65,049	0.58		0.86		0.62		0.82
1.00	0.60	205,341	0.83		0.63		0.87		0.59
1.00	0.35	18,080	1.07		0.35		1.47		(0.05)
1.00	0.35	15,068	1.07		0.36		1.47		(0.04)
1.00	0.45	7,321	0.97		0.40		1.47		(0.10)

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset		Distributions
	value,	Net	from net
	beginning	investment	investment
Year—Unit/Share Class	of period	income	income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0004	$(0.0004)
2009-ILA Administration Units	1.00	0.0001	(0.0001)
2009-ILA Service Units	1.00	0.0001	(0.0001)
2009-ILA Cash Management Shares	1.00	0.0001	(0.0001)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.016	(0.016	)(c)
2008-ILA Administration Units	1.00	0.014	(0.014	)(c)
2008-ILA Service Units	1.00	0.012	(0.012	)(c)
2008-ILA Cash Management Shares	1.00	0.011	(0.011	)(c)

2007-ILA Units	1.00	0.031	(0.031	)(c)
2007-ILA Administration Units	1.00	0.030	(0.030	)(c)
2007-ILA Service Units	1.00	0.027	(0.027	)(c)
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)

2006-ILA Units	1.00	0.029	(0.029	)(c)
2006-ILA Administration Units	1.00	0.028	(0.028	)(c)
2006-ILA Service Units	1.00	0.026	(0.026	)(c)
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(c)

2005-ILA Units	1.00	0.020	(0.020)
2005-ILA Administration Units	1.00	0.018	(0.018)
2005-ILA Service Units	1.00	0.016	(0.016)
2005-ILA Cash Management Shares	1.00	0.014	(0.014)

2004-ILA Units	1.00	0.008	(0.008)
2004-ILA Administration Units	1.00	0.006	(0.006)
2004-ILA Service Units	1.00	0.004	(0.004)
2004-ILA Cash Management Shares	1.00	0.003	(0.003)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount includes $0.00021, $0.00007 and $0.00028 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income (loss) to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.04%	$67,911	0.44	%(b)	0.06	%(b)	0.49	%(b)	0.01	%(b)
1.00	0.01	244,701	0.49	(b)	0.01	(b)	0.64	(b)	(0.14	)(b)
1.00	0.01	2	0.52	(b)	0.01	(b)	0.89	(b)	(0.36	)(b)
1.00	0.01	1	0.52	(b)	(0.09	)(b)	1.49	(b)	(1.06	)(b)

1.00	1.60	147,340	0.44		1.56		0.46		1.54
1.00	1.45	499,754	0.59		1.42		0.61		1.40
1.00	1.21	445	0.82		0.72		0.86		0.68
1.00	1.05	1	0.84		1.18		1.46		0.56

1.00	3.20	176,449	0.43		3.14		0.44		3.13
1.00	3.05	494,463	0.58		2.99		0.59		2.98
1.00	2.79	2	0.83		2.73		0.84		2.72
1.00	2.62	1	1.00		2.64		1.44		2.20

1.00	3.03	130,302	0.43		2.90		0.44		2.90
1.00	2.87	420,875	0.58		2.82		0.59		2.81
1.00	2.62	2	0.83		2.56		0.84		2.56
1.00	2.44	10	1.00		2.35		1.44		1.91

1.00	1.98	268,806	0.43		1.99		0.44		1.98
1.00	1.83	300,545	0.58		1.79		0.59		1.78
1.00	1.57	2	0.83		1.60		0.83		1.60
1.00	1.40	27,385	1.00		1.45		1.44		1.01

1.00	0.78	208,139	0.43		0.74		0.45		0.72
1.00	0.62	273,919	0.58		0.64		0.60		0.62
1.00	0.39	2	0.83		0.36		0.85		0.34
1.00	0.32	14,721	0.82		0.23		1.45		(0.40)

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset		Distributions
	value,	Net	from net
	beginning	investment	investment
Year—Unit/Share Class	of period	income	income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0011	$(0.0011)
2009-ILA Administration Units	1.00	0.0004	(0.0004)
2009-ILA Service Units	1.00	0.0001	(0.0001)
2009-ILA Cash Management Shares	1.00	0.0001	(0.0001)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.017	(0.017	)(d)
2008-ILA Administration Units	1.00	0.016	(0.016	)(d)
2008-ILA Service Units	1.00	0.013	(0.013	)(d)
2008-ILA Cash Management Shares	1.00	0.012	(0.012	)(d)

2007-ILA Units	1.00	0.032	(0.032	)(d)
2007-ILA Administration Units	1.00	0.031	(0.031	)(d)
2007-ILA Service Units	1.00	0.028	(0.028	)(d)
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(d)

2006-ILA Units	1.00	0.029	(0.029	)(d)
2006-ILA Administration Units	1.00	0.028	(0.028	)(d)
2006-ILA Service Units	1.00	0.026	(0.026	)(d)
2006-ILA Cash Management Shares	1.00	0.024	(0.024	)(d)

2005-ILA Units	1.00	0.020	(0.020)
2005-ILA Administration Units	1.00	0.019	(0.019)
2005-ILA Service Units	1.00	0.016	(0.016)
2005-ILA Cash Management Shares	1.00	0.014	(0.014)

2004-ILA Units	1.00	0.008	(0.008)
2004-ILA Administration Units	1.00	0.007	(0.007)
2004-ILA Service Units	1.00	0.004	(0.004)
2004-ILA Cash Management Shares	1.00	0.003	(0.003)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount is less than 0.005%.
(d)	Amount includes $0.00009, $0.00014 and $0.0004 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.11%	$154,561	0.46	%(b)	0.16	%(b)	0.46	%(b)	0.16	%(b)
1.00	0.04	824,745	0.57	(b)	0.07	(b)	0.61	(b)	0.03	(b)
1.00	0.01	15,001	0.63	(b)	0.01	(b)	0.86	(b)	(0.22	)(b)
1.00	0.01	150	0.63	(b)	—	(b)(c)	1.46	(b)	(0.83	)(b)

1.00	1.74	171,017	0.43		1.72		0.44		1.71
1.00	1.59	1,358,448	0.58		1.56		0.59		1.55
1.00	1.33	22,873	0.83		1.29		0.84		1.28
1.00	1.17	58	1.00		1.16		1.44		0.72

1.00	3.31	147,044	0.43		3.24		0.44		3.23
1.00	3.15	725,018	0.58		3.09		0.59		3.08
1.00	2.90	20,559	0.83		2.85		0.84		2.84
1.00	2.72	705	1.00		2.68		1.44		2.24

1.00	3.08	125,168	0.41		2.92		0.42		2.92
1.00	2.93	557,264	0.57		2.84		0.57		2.84
1.00	2.67	17,741	0.82		2.62		0.82		2.62
1.00	2.50	2,963	0.98		2.38		1.41		1.95

1.00	2.02	634,174	0.41		1.98		0.41		1.98
1.00	1.87	1,344,727	0.56		1.83		0.56		1.83
1.00	1.61	24,328	0.81		1.59		0.81		1.59
1.00	1.44	147,558	0.98		1.41		1.41		0.98

1.00	0.82	697,374	0.41		0.80		0.41		0.80
1.00	0.67	1,338,658	0.56		0.69		0.56		0.69
1.00	0.42	23,652	0.81		0.43		0.81		0.43
1.00	0.33	139,086	0.87		0.28		1.41		(0.26)

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset		Distributions
	value,	Net	from net
	beginning	investment	investment
Year—Unit/Share Class	of period	income	income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0004	$(0.0004)
2009-ILA Administration Units	1.00	0.0001	(0.0001)
2009-ILA Service Units	1.00	0.0001	(0.0001)
2009-ILA Cash Management Shares	1.00	0.0001	(0.0001)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.017	(0.017	)(d)
2008-ILA Administration Units	1.00	0.015	(0.015	)(d)
2008-ILA Service Units	1.00	0.013	(0.013	)(d)
2008-ILA Cash Management Shares	1.00	0.011	(0.011	)(d)

2007-ILA Units	1.00	0.032	(0.032	)(d)
2007-ILA Administration Units	1.00	0.030	(0.030	)(d)
2007-ILA Service Units	1.00	0.028	(0.028	)(d)
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(d)

2006-ILA Units	1.00	0.030	(0.030	)(d)
2006-ILA Administration Units	1.00	0.029	(0.029	)(d)
2006-ILA Service Units	1.00	0.027	(0.027	)(d)
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(d)

2005-ILA Units	1.00	0.020	(0.020)
2005-ILA Administration Units	1.00	0.018	(0.018)
2005-ILA Service Units	1.00	0.016	(0.016)
2005-ILA Cash Management Shares	1.00	0.014	(0.014)

2004-ILA Units	1.00	0.008	(0.008)
2004-ILA Administration Units	1.00	0.006	(0.006)
2004-ILA Service Units	1.00	0.004	(0.004)
2004-ILA Cash Management Shares	1.00	0.003	(0.003)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount less than 0.005% per unit.
(d)	Amount includes $0.0003, $0.00005 and $0.00008 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.04%	$50,211	0.42	%(b)	0.07	%(b)	0.49	%(b)	—	%(b)(c)
1.00	0.01	243,215	0.47	(b)	0.02	(b)	0.64	(b)	(0.15	)(b)
1.00	0.01	76	0.47	(b)	0.02	(b)	0.89	(b)	(0.40	)(b)
1.00	0.01	1	0.48	(b)	0.02	(b)	1.49	(b)	(0.99	)(b)

1.00	1.70	76,958	0.44		1.67		0.47		1.64
1.00	1.55	418,830	0.59		1.48		0.62		1.45
1.00	1.30	76	0.84		1.41		0.87		1.38
1.00	1.14	1	0.90		1.11		1.47		0.54

1.00	3.24	56,353	0.43		3.20		0.46		3.17
1.00	3.09	253,295	0.58		3.04		0.61		3.01
1.00	2.83	468	0.83		2.79		0.86		2.76
1.00	2.66	1	1.00		2.65		1.46		2.19

1.00	3.04	36,521	0.43		2.92		0.45		2.90
1.00	2.89	331,793	0.58		2.86		0.60		2.85
1.00	2.63	456	0.83		2.67		0.85		2.65
1.00	2.46	1,507	1.00		2.33		1.45		1.88

1.00	1.99	100,268	0.43		1.94		0.45		1.92
1.00	1.84	206,485	0.58		1.83		0.60		1.81
1.00	1.58	72	0.83		1.34		0.84		1.33
1.00	1.41	58,291	1.00		1.35		1.45		0.90

1.00	0.78	99,743	0.43		0.78		0.46		0.75
1.00	0.63	174,135	0.58		0.65		0.61		0.62
1.00	0.40	156	0.82		0.41		0.86		0.37
1.00	0.33	59,693	0.87		0.30		1.46		(0.29)

The accompanying notes are an integral part of these financial statements.

ILA TREASURY INSTRUMENTS PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Unit/Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0002	(b)	$(0.0002	)(b)
2009-ILA Administration Units	1.00	0.0001	(b)	(0.0001	)(b)
2009-ILA Service Units	1.00	0.0001	(b)	(0.0001	)(b)
2009-ILA Cash Management Shares	1.00	0.0001	(b)	(0.0001	)(b)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.013	(b)	(0.013	)(b)
2008-ILA Administration Units	1.00	0.012	(b)	(0.012	)(b)
2008-ILA Service Units	1.00	0.009	(b)	(0.009	)(b)
2008-ILA Cash Management Shares	1.00	0.008	(b)	(0.008	)(b)

2007-ILA Units	1.00	0.042	(b)	(0.042	)(b)
2007-ILA Administration Units	1.00	0.041	(b)	(0.041	)(b)
2007-ILA Service Units	1.00	0.038	(b)	(0.038	)(b)
2007-ILA Cash Management Shares	1.00	0.037	(b)	(0.037	)(b)

2006-ILA Units	1.00	0.042		(0.042)
2006-ILA Administration Units	1.00	0.041		(0.041)
2006-ILA Service Units	1.00	0.039		(0.039)
2006-ILA Cash Management Shares	1.00	0.035		(0.035)

2005-ILA Units	1.00	0.026		(0.026)
2005-ILA Administration Units	1.00	0.024		(0.024)
2005-ILA Service Units	1.00	0.022		(0.022)
2005-ILA Cash Management Shares	1.00	0.020		(0.020)

2004-ILA Units	1.00	0.008		(0.008)
2004-ILA Administration Units	1.00	0.007		(0.007)
2004-ILA Service Units	1.00	0.004		(0.004)
2004-ILA Cash Management Shares	1.00	0.004		(0.004)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contains $0.0001, $(0.0001), $0.002, $(0.002), $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007, respectively.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA TREASURY INSTRUMENTS PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income (loss) to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.02%	$19,106	0.33	%(c)	(0.08	)%(c)	0.43	%(c)	(0.18	)%(c)
1.00	0.01	617,059	0.36	(c)	(0.11	)(c)	0.58	(c)	(0.33	)(c)
1.00	0.01	199,313	0.36	(c)	(0.10	)(c)	0.83	(c)	(0.58	)(c)
1.00	0.01	61,821	0.36	(c)	(0.11	)(c)	1.43	(c)	(1.19	)(c)

1.00	1.31	28,109	0.43		0.68		0.43		0.68
1.00	1.17	1,611,056	0.57		0.56		0.58		0.55
1.00	0.95	123,509	0.81		0.70		0.83		0.68
1.00	0.80	66,829	0.78		0.22		1.43		(0.43)

1.00	4.32	9,055	0.43		3.94		0.46		3.91
1.00	4.16	112,629	0.58		3.68		0.61		3.65
1.00	3.91	175,160	0.83		3.71		0.86		3.68
1.00	3.73	7,247	1.00		3.34		1.46		2.88

1.00	4.42	3,602	0.43		4.19		0.48		4.14
1.00	4.26	23,217	0.58		4.14		0.64		4.08
1.00	4.00	158,611	0.83		3.92		0.88		3.87
1.00	3.82	5,966	1.00		3.51		1.47		3.04

1.00	2.59	26,118	0.43		2.50		0.45		2.48
1.00	2.44	37,744	0.58		2.43		0.60		2.41
1.00	2.18	325,678	0.83		2.15		0.85		2.13
1.00	2.01	26,741	1.00		2.00		1.45		1.55

1.00	0.85	33,836	0.43		0.79		0.44		0.78
1.00	0.70	33,103	0.58		0.68		0.59		0.67
1.00	0.44	372,296	0.83		0.40		0.84		0.39
1.00	0.38	15,775	0.88		0.31		1.44		(0.25)

The accompanying notes are an integral part of these financial statements.

ILA TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year—Unit/Share Class	of period	income		income

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	$1.00	$0.0003	(b)	$(0.0003	)(b)
2009-ILA Administration Units	1.00	0.0001	(b)	(0.0001	)(b)
2009-ILA Service Units	1.00	0.0001	(b)	(0.0001	)(b)
2009-ILA Cash Management Shares	1.00	0.0001	(b)	(0.0001	)(b)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.014	(b)	(0.014	)(b)
2008-ILA Administration Units	1.00	0.013	(b)	(0.013	)(b)
2008-ILA Service Units	1.00	0.011	(b)	(0.011	)(b)
2008-ILA Cash Management Shares	1.00	0.010	(b)	(0.010	)(b)

2007-ILA Units	1.00	0.045		(0.045)
2007-ILA Administration Units	1.00	0.043		(0.043)
2007-ILA Service Units	1.00	0.041		(0.041)
2007-ILA Cash Management Shares	1.00	0.039		(0.039)

2006-ILA Units	1.00	0.043		(0.043)
2006-ILA Administration Units	1.00	0.042		(0.042)
2006-ILA Service Units	1.00	0.041		(0.041)
2006-ILA Cash Management Shares	1.00	0.039		(0.039)

2005-ILA Units	1.00	0.027		(0.027)
2005-ILA Administration Units	1.00	0.026		(0.026)
2005-ILA Service Units	1.00	0.023		(0.023)
2005-ILA Cash Management Shares	1.00	0.021		(0.021)

2004-ILA Units	1.00	0.009		(0.009)
2004-ILA Administration Units	1.00	0.008		(0.008)
2004-ILA Service Units	1.00	0.005		(0.005)
2004-ILA Cash Management Shares	1.00	0.004		(0.004)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.0001, $(0.0001), $0.0004 and $(0.0004) of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA TREASURY OBLIGATIONS PORTFOLIO

							Ratios assuming no
							expense reductions
					Ratio of net				Ratio of net
Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
value,		end	expenses to		income (loss) to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets		assets

$1.00	0.03%	$18,802	0.40	%(c)	(0.11	)%(c)	0.43	%(c)	(0.14	)%(c)
1.00	0.01	172,377	0.44	(c)	(0.15	)(c)	0.58	(c)	(0.29	)(c)
1.00	0.01	403,341	0.44	(c)	(0.15	)(c)	0.83	(c)	(0.54	)(c)
1.00	0.01	215,224	0.44	(c)	(0.15	)(c)	1.43	(c)	(1.15	)(c)

1.00	1.43	35,732	0.43		1.46		0.43		1.46
1.00	1.28	276,631	0.57		0.85		0.58		0.84
1.00	1.09	388,814	0.78		1.11		0.83		1.06
1.00	0.96	185,085	0.91		1.03		1.43		0.51

1.00	4.56	40,156	0.43		4.44		0.43		4.44
1.00	4.40	16,911	0.58		3.70		0.58		3.70
1.00	4.14	434,726	0.83		4.11		0.83		4.11
1.00	3.97	361,004	1.00		3.49		1.43		3.06

1.00	4.62	25,175	0.43		4.34		0.43		4.34
1.00	4.46	152	0.58		4.23		0.58		4.23
1.00	4.20	647,287	0.83		4.11		0.83		4.11
1.00	4.02	59,418	1.00		3.87		1.43		3.44

1.00	2.77	89,579	0.43		2.55		0.43		2.55
1.00	2.62	11,373	0.58		2.57		0.58		2.57
1.00	2.36	756,424	0.83		2.41		0.83		2.41
1.00	2.19	162,011	1.00		2.63		1.43		2.20

1.00	0.91	156,027	0.43		0.92		0.43		0.92
1.00	0.76	12,900	0.58		0.74		0.58		0.74
1.00	0.51	554,391	0.83		0.47		0.83		0.47
1.00	0.40	8,035	0.92		0.26		1.43		(0.25)

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of
Goldman Sachs Trust — Goldman Sachs Institutional Liquid Assets Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio and Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio (collectively, the “Goldman Sachs Institutional Liquid Assets Portfolios”), portfolios of Goldman Sachs Trust, at August 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Goldman Sachs Institutional Liquid Assets Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 15, 2009

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Portfolio Expenses — Six Month Period Ended August 31, 2009 (Unaudited)

As a unitholder/shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of a Portfolio you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 through August 31, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Portfolio				Money Market Portfolio				Prime Obligations Portfolio				Tax-Exempt California Portfolio
				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*
ILA Units
Actual	$1,000.00	$1,000.50		$2.04	$1,000.00	$1,001.00		$2.38	$1,000.00	$1,000.80		$2.36	$1,000.00	$1,000.20		$2.28
Hypothetical 5% return	1,000.00	1,023.17	+	2.06	1,000.00	1,022.82	+	2.41	1,000.00	1,022.85	+	2.39	1,000.00	1,022.92	+	2.31

ILA Administration Units
Actual	1,000.00	1,000.10		2.45	1,000.00	1,000.40		2.97	1,000.00	1,000.30		2.84	1,000.00	1,000.10		2.45
Hypothetical 5% return	1,000.00	1,022.76	+	2.47	1,000.00	1,022.23	+	3.00	1,000.00	1,022.36	+	2.87	1,000.00	1,022.76	+	2.48

ILA Service Units
Actual	1,000.00	1,000.10		2.42	1,000.00	1,000.10		3.38	1,000.00	1,000.10		3.13	1,000.00	1,000.10		2.42
Hypothetical 5% return	1,000.00	1,022.79	+	2.45	1,000.00	1,021.83	+	3.41	1,000.00	1,022.07	+	3.17	1,000.00	1,022.79	+	2.45

ILA B Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,000.10		3.16	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,022.05	+	3.19	N/A	N/A		N/A

ILA C Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,000.10		3.13	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,022.07	+	3.17	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,000.10		2.51	1,000.00	1,000.10		3.43	1,000.00	1,000.10		3.13	1,000.00	1,000.10		2.62
Hypothetical 5% return	1,000.00	1,022.70	+	2.54	1,000.00	1,021.78	+	3.47	1,000.00	1,022.08	+	3.16	1,000.00	1,022.58	+	2.65

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Portfolio Expenses — Six Month Period Ended August 31, 2009 (Unaudited) (continued)

	Tax-Exempt Diversified Portfolio				Tax-Exempt New York Portfolio				Treasury Instruments Portfolio				Treasury Obligations Portfolio
				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*	3/1/09	8/31/09		8/31/09*
ILA Units
Actual	$1,000.00	$1,000.60		$2.41	$1,000.00	$1,000.20		$2.15	$1,000.00	$1,000.10		$1.56	$1,000.00	$1,000.20		$1.96
Hypothetical 5% return	1,000.00	1,022.80	+	2.43	1,000.00	1,023.06	+	2.17	1,000.00	1,023.65	+	1.57	1,000.00	1,023.24	+	1.99

ILA Administration Units
Actual	1,000.00	1,000.20		2.87	1,000.00	1,000.10		2.34	1,000.00	1,000.10		1.65	1,000.00	1,000.10		2.12
Hypothetical 5% return	1,000.00	1,022.33	+	2.90	1,000.00	1,022.87	+	2.36	1,000.00	1,023.55	+	1.67	1,000.00	1,023.09	+	2.14

ILA Service Units
Actual	1,000.00	1,000.10		2.99	1,000.00	1,000.10		2.29	1,000.00	1,000.10		1.51	1,000.00	1,000.10		2.10
Hypothetical 5% return	1,000.00	1,022.21	+	3.03	1,000.00	1,022.92	+	2.31	1,000.00	1,023.69	+	1.53	1,000.00	1,023.11	+	2.12

ILA Cash Management Shares
Actual	1,000.00	1,000.10		3.01	1,000.00	1,000.10		2.62	1,000.00	1,000.10		1.59	1,000.00	1,000.10		2.12
Hypothetical 5% return	1,000.00	1,022.20	+	3.04	1,000.00	1,022.59	+	2.65	1,000.00	1,023.62	+	1.60	1,000.00	1,023.09	+	2.14

*	Expenses for each share class are calculated using the Portfolios’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	ILA Cash Management Shares

Federal	0.40%	0.49%	0.48%	N/A	N/A	0.50%
Money Market	0.47	0.59	0.67	N/A	N/A	0.68
Prime Obligations	0.47	0.56	0.62	0.63%	0.62%	0.62
Tax-Exempt California	0.45	0.49	0.48	N/A	N/A	0.52
Tax-Exempt Diversified	0.48	0.57	0.59	N/A	N/A	0.60
Tax-Exempt New York	0.43	0.46	0.45	N/A	N/A	0.52
Treasury Instruments	0.31	0.33	0.30	N/A	N/A	0.31
Treasury Obligations	0.39	0.42	0.42	N/A	N/A	0.42

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background
The Goldman Sachs Institutional Liquid Assets Federal, Goldman Sachs Institutional Liquid Assets Money Market, Goldman Sachs Institutional Liquid Assets Prime Obligations, Goldman Sachs Institutional Liquid Assets Tax-Exempt California, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified, Goldman Sachs Institutional Liquid Assets Tax-Exempt New York, Goldman Sachs Institutional Liquid Assets Treasury Instruments and Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolios (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.
The Management Agreement was most recently approved for continuation until June 30, 2010 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17, 2009 (the “Annual Contract Meeting”).
To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to reports on the Portfolios’ investment performance, expenses and other matters discussed at regularly scheduled Board meetings during the year, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held meetings on December 17, 2008, February 11, 2009 and May 20, 2009. At those Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including:

(a)	the nature and quality of the advisory, administrative and other services provided to the Portfolios by the Investment Adviser and its affiliates;
(b)	the Portfolios’ investment performance;
(c)	the Portfolios’ management fee arrangements;
(d)	the voluntary undertakings of the Investment Adviser and the Portfolios’ affiliated distributor to reimburse certain expenses and distribution and service fees of the Portfolios that exceed specified levels and the estimated annualized savings realized by the Portfolios from those undertakings;
(e)	potential economies of scale;
(f)	the relative expense levels of the Portfolios as compared to those of comparable funds managed by the Investment Adviser, as well as those managed by other advisers;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of each of the Portfolios and the Trust as a whole to the Investment Adviser and its affiliates;
(h)	the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements;
(i)	a summary of fee concessions made by the Investment Adviser and its affiliates over the past several years with respect to the Portfolios;
(j)	to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Portfolios, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(k)	information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Portfolios;
(l)	the current pricing of services provided by, and the profitability of, the Portfolios’ transfer agent, Goldman, Sachs & Co. (“Goldman Sachs”); and
(m)	the nature and quality of the services provided to the Portfolios by their unaffiliated service providers and reports on due diligence conducted by the Investment Adviser with respect to those service providers.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters, including: (a) the quality of the Investment Adviser’s services; (b) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (c) the groups or teams within the Investment Adviser that support the portfolio management teams, including legal, compliance, internal audit, the credit department, fund controllers, tax, product services, valuation oversight, market risk analysis, finance and strategy, operations, shareholder services, risk management and advisory, training and technology; (d) whether certain reductions in headcount due to the economic environment were likely to affect the quality of the services provided to the Portfolios; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Portfolios for transfer agency, distribution and other services; (h) the terms of the Management Agreement and agreements with other service providers entered into by the Trust on behalf of the Portfolios; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Portfolios’ other service providers, including the custodian and fund accounting agent; (j) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; (k) the Investment Adviser’s approach to risk management; (l) an overview of the Portfolios’ distribution plan; and (m) an annual review of the effectiveness of the Portfolios’ compliance program. At the Annual Contract Meeting, the Trustees also considered further the Investment Adviser’s profitability with respect to each Portfolio, and each Portfolio’s investment performance, fees and expenses, including each Portfolio’s expense trends over time.
In connection with the Committee meetings and the Annual Contract Meeting, the Trustees attended sessions at which they reviewed information regarding the Portfolios’ assets, share purchase and redemption activity, and the payment of Rule 12b-1 distribution and service fees by the Portfolios and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Portfolios. Also, in conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law.
Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Portfolio shares, and other matters. During the course of their deliberations, the Independent Trustees met in executive session with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.
The presentations made at the Committee meetings and at the Annual Contract Meeting encompassed the Portfolios and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for all of the Portfolios and the other mutual fund portfolios for which the Trustees have responsibility were considered at the same Annual Contract Meeting, the Trustees separately considered the Management Agreement as it applied to each Portfolio.
In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Portfolios. At those meetings the Trustees regularly received materials relating to the Investment Adviser’s investment management and other services provided under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to the performance of similar money market mutual funds; (b) general investment outlooks in the markets in which the Portfolios invest; (c) compliance reports; and (d) expenses borne by the Portfolios. In addition, the Trustees were provided with copies of disclosure materials regarding the Portfolios and their expenses, as well as information on the Portfolios’ competitive universe. The Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Nature, Extent and Quality of the Services Provided Under the Management Agreement
As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. The Trustees concluded that, during the recent financial crisis, the Investment Adviser had demonstrated a willingness and an ability to commit substantial financial and other resources to the operations of the Portfolios and had represented that it will continue to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, valuation oversight, vendor oversight and risk management. The Independent Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including the implementation and enhancement of compliance systems and education and training initiatives.

Investment Performance
The Independent Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, they compared the investment performance of each Portfolio to the performance rankings and ratings compiled by the Outside Data Provider. This information on each Portfolio’s investment performance was provided for the one-, three-, five- and ten-year periods ended December 31, 2008. The Trustees considered each Portfolio’s investment performance in light of its investment objective, credit parameters and market conditions. They also considered the investor constituencies each Portfolio serves, and each Portfolio’s compliance with regulations of the SEC applicable to money market mutual funds and the stability of net asset values. In light of these considerations, the Trustees concluded that each Portfolio had provided investment performance within a competitive range for investors, and that the Investment Adviser’s continued management would benefit each Portfolio and its shareholders.

Costs of Services Provided and Competitive Information
The Independent Trustees considered the contractual fee rates payable by each Portfolio under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.
In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fees to those of relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history comparing each Portfolio’s expenses to the peer and category averages. The analyses also compared each Portfolio’s transfer agency fees, custody and accounting fees, other expenses and fee waivers/reimbursements to those of other funds in the peer group and peer group median. The Independent Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.
In addition, the Independent Trustees considered the Investment Adviser’s and Goldman Sachs’ voluntary undertakings to limit the Portfolios’ “other expenses” ratios (excluding certain expenses) to certain specified levels and to waive a portion of the distribution and/or service fees of certain of the Portfolio’s share classes, respectively. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to institutional accounts, which operated under less stringent legal and regulatory structures, were in some instances subject to different investment guidelines, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Independent Trustees noted the competitive nature of the mutual fund marketplace, and that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and have a general expectation that the relationship will continue. They also noted that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability
The Independent Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Portfolios. In this regard the Independent Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Portfolio were provided for 2008 and 2007, and the Independent Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Independent Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale
The Independent Trustees reviewed information regarding potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of such economies. In this regard, they considered the amount of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged to other money market funds in the peer group. The Trustees considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees noted that the fees actually paid by the Portfolios were reduced by the voluntary undertakings of the Investment Adviser and Goldman Sachs to limit certain fees and other expenses to certain amounts.

Other Benefits to the Investment Adviser and Its Affiliates
The Independent Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Portfolios as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Portfolios with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (e) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Portfolios under the SEC exemptive orders permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios; and (h) the Investment Adviser’s ability to leverage relationships with the Portfolios’ third party service providers to attract more firmwide business.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Portfolios and Their Shareholders
The Independent Trustees also noted that the Portfolios receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Portfolios with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios because of the reputation of the Goldman Sachs organization; (f) the Portfolios’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (g) the Portfolios’ access to certain affiliated distribution channels.

Conclusion
In connection with their consideration of the Management Agreement, the Independent Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Independent Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2010.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Trustees and Officers (Unaudited)
Independent Trustees

Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 67	Chairman of the Board of Trustees	Since 1991
President, ANB Associates (July 1994-March 1996 and November 1998-Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President — Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-2008); Director, Private Equity Investors--III and IV (November 1998-2007), and Equity-Limited Investors II (April 2002-2007); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

Chairman of the Board of Trustees — Goldman Sachs Mutual Fund Complex.
				94	Apollo Investment Corporation (a business development company)

John P. Coblentz, Jr. Age: 68	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); and Director, Elderhostel, Inc. (2006-Present). Trustee — Goldman Sachs Mutual Fund Complex.	94	None

Diana M. Daniels Age: 60	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee — Goldman Sachs Mutual Fund Complex.	94	None

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Trustees and Officers (Unaudited) (continued)

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Patrick T. Harker Age: 50	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee — Goldman Sachs Mutual Fund Complex.	94	None

Jessica Palmer Age: 60	Trustee	Since 2007	Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee — Goldman Sachs Mutual Fund Complex.	94	None

Richard P. Strubel Age: 70	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003-2008); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee — Goldman Sachs Mutual Fund Complex.	94	Gildan Activewear Inc. (a clothing marketing and manufacturing company); The Northern Trust Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Trustees and Officers (Unaudited) (continued)

Interested Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 47	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President — Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President — Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President — Goldman Sachs Mutual Fund Complex (2001-2007). Trustee — Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).	94	None

Alan A. Shuch* Age: 59	Trustee	Since 1990	Advisory Director--GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee — Goldman Sachs Mutual Fund Complex.	94	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust, Goldman Sachs Municipal Opportunity Fund, Goldman Sachs Credit Strategies Fund, and Goldman Sachs Variable Insurance Trust. As of August 31, 2009, the Trust consisted of 81 portfolios, and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios. The Goldman Sachs Municipal Opportunity Fund does not currently offer shares to the public.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Term of
	Position(s) Held	Office and
Name, Address and Age	With the Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 47	President and Trustee	Since 2007
Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President — Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President — Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President — Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee — Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 44	Treasurer and Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer and Senior Vice President — Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 42	Secretary	Since 2003
Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary — Goldman Sachs Mutual Fund Complex (2006-Present); and Assistant Secretary — Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

GOLDMAN SACHS FUNDS—INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

 Goldman Sachs Institutional Liquid Assets Portfolios — Tax Information (Unaudited)

During the period ended August 31, 2009, 100% of the distributions from net investment income paid by the ILA Tax-Exempt California, ILA Tax-Exempt Diversified and ILA Tax-Exempt New York Portfolios, were exempt-interest dividends and as such, are not subject to U.S. federal income tax.

During the period ended August 31, 2009, 100% of the distributions paid by the ILA Federal, ILA Money Market, ILA Treasury Instruments and ILA Treasury Obligations Portfolios were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $761 billion in assets under management as of June 30, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision, Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government
Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities
Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets
Debt Fund
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small Cap Value Fund
■ Small/Mid Cap Growth Fund

Structured Equity
■ Balanced Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed
Equity Fund
■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and
Premium Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity
Portfolio
■ Tax-Advantaged Global Equity Portfolio

Retirement Strategies[2]

Fundamental Equity International Funds
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ Structured International Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[2]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An Investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Select Satellite category.

The Goldman Sachs Tollkeeper Fundsm is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Our Web site at www.goldmansachsfunds.com to obtain month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.

A prospectus for the Portfolio containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Portfolio.

Institutional Liquid Assets is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 09-27444.MF.TMPL ILAAR/38K / 10-09

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2009	2008	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$2,798,400	$1,262,776	Financial Statement audits. $201,250 and $449,867, represent audit fees borne by the Funds’ adviser, in 2009 and 2008, respectively, in relation to fees incurred as a result of fiscal year end changes.

Audit-Related Fees:

• PwC	$181,992	$232,222	Other attest services. $17,800 represents fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Tax Fees:

• PwC	$590,340	$439,850	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns. For 2009, $145,994 represents fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2009	2008	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,509,000	$1,097,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70. These fees are borne by the Funds’ Adviser.

All Other Fees:

• PwC	$0	$50,000	Services provided for the review of documentation and filings in reference to share class and Fund commencements, Fund reorganizations and additional due diligence assessments. The 2008 fees represent amounts borne by the Fund’s adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the years ended August 31, 2009 and August 31, 2008 were approximately $772,332 and $672,072 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $5.8 million and $5.3 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2008 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	October 16, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	October 16, 2009